UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	National – 0.2%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	AAA	$4,362,240

601	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put 12/01/09) (Alternative Minimum Tax)	8/08 at 115.00	N/R	616,217

1,566	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put 7/01/10) (Alternative Minimum Tax)	8/08 at 101.00	N/R	1,576,994
6,167	Total National			6,555,451
	Alabama – 4.6%

2,445	Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, Drivers 1954, 9.206%, 4/01/38 (Alternative Minimum Tax) (IF)	4/16 at 100.00	Aaa	2,401,014

16,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	Aaa	14,909,920

50,085	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa1	45,668,505

55	Butler Industrial Development Board, Alabama, Pollution Control Revenue Bonds, Georgia Pacific-James River Corporation Project, Series 1993, 5.900%, 12/01/12	6/08 at 100.00	B1	53,522

5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	4,934,283

25	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Refunding Bonds, Champion International Paper Corporation, Series 1998A, 5.700%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.00	Baa3	24,875

295	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	273,444

101,535	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2007A, 2.930%, 6/01/32 (UB)	6/17 at 100.00	A2	83,731,853

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,505,230
3,025	4.750%, 3/01/36	3/16 at 100.00	Baa2	2,615,234

900	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Co. Projects, Series 2006A, 4.550%, 12/01/26	12/11 at 100.00	BBB	833,283

24,600	Prichard Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 8/15/35	11/15 at 102.00	BBB–	23,046,756

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
2,015	8.125%, 1/01/21 (5)	1/11 at 102.00	N/R	1,316,400
1,320	8.250%, 1/01/31 (5)	1/11 at 102.00	N/R	862,356

2,500	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (5)	1/06 at 100.00	N/R	1,633,250

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,966,020
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	12,503,763
227,030	Total Alabama			198,279,708
	Alaska – 0.1%

1,000	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	N/R	810,390

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)	6/10 at 100.00	AAA	2,185,620

50	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	Baa3	42,105
3,050	Total Alaska			3,038,115

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona – 2.2%

$40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3	(4)	$42,766

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.750%, 11/15/33 (Pre-refunded 11/15/13)	11/13 at 101.00	N/R	(4)	3,751,320

840	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		889,636

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,288,182
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		1,079,345
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,559,495
345	4.750%, 12/01/29	12/15 at 100.00	BBB		316,217
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,692,057
200	5.000%, 12/01/35	12/15 at 100.00	BBB		186,492

10,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB		9,149,700

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	4/08 at 103.00	N/R		20,117,200

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BB		6,521,424

1,905	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/08 at 100.00	N/R		1,921,497

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
1,195	5.000%, 4/01/25	4/15 at 100.00	Baa1		1,184,723
5,000	5.000%, 4/01/35	4/15 at 100.00	Baa1		4,665,850

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		393,842

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
280	6.375%, 11/01/13	11/11 at 103.00	N/R		287,126
790	7.250%, 11/01/23	11/11 at 103.00	N/R		838,451
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,802,990

2,490	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		2,333,130

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(4)	1,999,176

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		555,165

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(4)	5,834,486

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
560	6.000%, 6/01/16	No Opt. Call	N/R		576,391
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		1,250,676
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		3,008,310

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB		244,768
475	6.000%, 6/01/36	6/16 at 100.00	BB		442,928

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Arizona (continued)

$2,500	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	N/R		$2,340,525

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–		1,640,007
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–		1,044,408

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R		101,755
500	5.400%, 7/01/15	No Opt. Call	N/R		511,465
700	5.500%, 7/01/16	No Opt. Call	N/R		715,330
3,960	5.750%, 7/01/22	7/16 at 100.00	N/R		3,974,177
5,918	6.000%, 7/01/30	7/16 at 100.00	N/R		5,885,155

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R		1,477,344

2,200	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	N/R		1,984,422
93,623	Total Arizona				93,607,931
	Arkansas – 0.3%

55	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2		52,789

11,875	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	4/08 at 102.00	B2		10,430,881

2,210	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/30	2/15 at 100.00	BBB		2,120,318
14,140	Total Arkansas				12,603,988
	California – 15.1%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	4/08 at 102.00	BBB–		1,257,738

90	Affordable Housing Agency, California, Multifamily Housing Revenue Bonds, Westridge at Hilltop Apartments, Series 2003A-S, 6.375%, 12/15/33 (Pre-refunded 12/15/08)	12/08 at 103.00	Baa3	(4)	95,631

12,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R		12,194,263

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R		1,764,380
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R		2,950,148

	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B:
1,025	5.250%, 8/01/27	8/17 at 100.00	N/R		922,654
255	5.300%, 8/01/36	No Opt. Call	N/R		221,886

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R		1,427,792
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R		1,811,156

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R		1,707,648
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R		2,231,151
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R		2,380,275

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
1,000	5.350%, 9/01/28	9/15 at 102.00	N/R		934,330
1,490	5.400%, 9/01/35	9/15 at 102.00	N/R		1,356,138

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
$855	5.500%, 9/01/29	9/14 at 102.00	N/R	$851,212
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,028,945

685	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.000%, 9/01/27	9/08 at 103.00	N/R	615,034

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Series 2004B, 5.900%, 9/02/30	3/11 at 100.00	N/R	1,523,745

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	3,105,932

1,000	Calaveras County Community Facilities District 2, California, Special Tax Bonds, Saddle Creek, Series 2006, 5.000%, 9/01/26	3/08 at 103.00	N/R	913,400

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
5,000	0.000%, 6/01/21	12/18 at 100.00	Baa3	4,074,850
4,070	0.000%, 6/01/28	12/18 at 100.00	Baa3	3,113,062
4,990	0.000%, 6/01/36 (Mandatory put 6/01/23)	12/18 at 100.00	Baa3	3,744,646

2,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	1,995,654

	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993:
905	5.625%, 5/15/08	No Opt. Call	BB	904,964
5,385	5.750%, 5/15/15	5/08 at 100.00	BB	5,354,467

45,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 4.980%, 11/15/34 (UB)	11/15 at 100.00	Aaa	45,098,690

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007, Floaters Series 1757:
1,250	13.051%, 11/15/42 (IF)	11/16 at 100.00	Aa3	1,180,650
2,500	13.050%, 11/15/42 (IF)	11/16 at 100.00	Aa3	2,361,300
2,000	13.051%, 11/15/43 (IF)	11/15 at 100.00	Aa3	1,871,000
3,125	14.053%, 11/15/46 (IF)	11/16 at 100.00	Aa3	3,274,000

8,330	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007, 5.000%, 11/15/43 (UB)	11/15 at 100.00	Aa3	8,195,637

2,705	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007E, Rolls 11141, 8.992%, 2/01/30 (Alternative Minimum Tax) (IF)	2/17 at 100.00	AA–	2,159,780

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,366,832

320	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	287,044

2,560	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–	2,481,280

4,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	3/08 at 100.00	BB–	4,805,136

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	37,661,778

2,770	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.000%, 7/15/22	7/17 at 100.00	N/R	2,572,970

3,195	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,253,085

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	452,051
4,000	5.625%, 6/01/33	6/17 at 102.00	N/R	3,820,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$640	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	$656,301

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	3/08 at 103.00	N/R	474,339

750	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB+	730,215

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,026,556

4,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	AA	3,611,640

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,312,262
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,198,431
800	5.000%, 11/01/29	11/16 at 100.00	N/R	716,400

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A:
14,545	4.973%, 4/01/31 (UB)	4/17 at 100.00	Aaa	14,550,091
49,650	4.723%, 4/01/33 (UB)	4/17 at 100.00	Aaa	47,266,800

755	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	791,391

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,959,434

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,549,035

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,054,087

1,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 04-1 – Rancho Madrina, Series 2005, 5.250%, 9/01/34	9/15 at 100.00	N/R	943,280

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	2,034,440

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured (UB)	10/17 at 100.00	AAA	4,057,693

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	924,130
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	4,751,866
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,756,440

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,281,046
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,328,699

875	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	818,808

	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A:
3,115	5.000%, 9/01/34	9/15 at 100.00	N/R	2,679,585
4,500	5.050%, 9/01/34	9/15 at 100.00	N/R	3,900,510

1,025	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2007, 5.000%, 9/01/37	3/08 at 103.00	N/R	873,208

1,500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006B, 5.000%, 9/01/36	9/14 at 102.00	N/R	1,280,670

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Corona-Norco Unified School District, California, Special Tax Bonds, Community Facilities District 03-1, Series 2004:
$1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	$999,950
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	968,890

2,000	Corona-Norco Unified School District, Riverside County, California, Community Facilities District 04-1 Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	1,749,260

210	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	3/08 at 102.00	N/R	179,294

3,120	Eastern Municipal Water District, California, Community Facilities District 2001-1 Improvement Area A, Special Tax Bonds, Series 2006, 5.125%, 9/01/36	3/08 at 102.00	N/R	2,716,334

1,105	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/17 at 100.00	N/R	980,643

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/08 at 102.00	N/R	361,095

1,200	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,048,008

1,750	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Series 2004, 5.700%, 9/01/34	9/12 at 102.00	N/R	1,669,640

1,200	Escondido, California, Special Tax Bonds, Community Facilities District 2006-1 Eureka Ranch, Series 2006, 5.150%, 9/01/36	9/16 at 100.00	N/R	1,056,132

2,610	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	2,342,788

3,500	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	3,456,285

7,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 5.375%, 9/01/36	9/15 at 100.00	N/R	6,829,275

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,542,855

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,775	5.000%, 6/01/33	6/17 at 100.00	BBB	2,440,252
27,750	5.125%, 6/01/47	6/17 at 100.00	BBB	24,040,658
30,500	5.750%, 6/01/47	6/17 at 100.00	BBB	29,239,740

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,975,146

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,237,550

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,482,120

7,985	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, Trust K88W, 7.664%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	Aaa	7,478,432

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	509,313

170	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/08 at 103.00	N/R	175,454

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	506,650
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	975,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A:
$250	4.750%, 5/15/21	5/16 at 100.00	BBB–	$234,148
400	4.875%, 5/15/26	5/16 at 100.00	BBB–	361,520
500	5.000%, 5/15/31	5/16 at 100.00	BBB–	445,985
3,210	5.125%, 5/15/41	5/16 at 100.00	BBB–	2,821,558

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	1,024,386
790	6.125%, 5/15/38	5/14 at 100.00	N/R	796,257
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,554,650

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	989,050

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,317,136

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	1,005,784

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,550	5.100%, 9/01/30	9/15 at 102.00	N/R	2,266,568
2,175	5.150%, 9/01/35	9/15 at 102.00	N/R	1,907,258
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	3,354,143

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
645	5.050%, 9/01/26	9/08 at 103.00	N/R	589,356
1,885	5.125%, 9/01/36	9/08 at 103.00	N/R	1,641,119

1,460	Irvine Assessment District 87-08, California, Group 7 Limited Obligation Improvement Bonds, Series 2006, 5.100%, 9/02/24	3/16 at 100.00	N/R	1,431,924

515	Irvine Assessment District 93-14, Orange County, California, Group 4 Limited Obligation Improvement Bonds, Series 2006, 5.000%, 9/02/25	3/16 at 100.00	N/R	496,017

1,110	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 03-19, Group 3, Series 2005, 5.000%, 9/02/29	3/15 at 100.00	N/R	1,042,323

	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 87-08, Group 7, Series 2005:
490	5.000%, 9/02/22	9/15 at 100.00	N/R	481,273
540	5.000%, 9/02/24	9/15 at 100.00	N/R	523,692

1,525	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 93-14, Group 3, Series 2005, 5.000%, 9/02/25	9/15 at 100.00	N/R	1,468,789

	Irvine, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006:
750	5.200%, 9/01/26	3/08 at 103.00	N/R	735,525
1,875	5.250%, 9/01/36	9/16 at 100.00	N/R	1,785,731

8,000	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	7,423,440

1,565	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 16 – Eastvale Area, Series 2005A, 5.300%, 9/01/34	9/13 at 100.00	N/R	1,497,267

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,572,375

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,184,940

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	2,726,400
3,750	5.150%, 9/01/36	9/09 at 103.00	N/R	3,254,738

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
$1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	$1,155,828
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,169,201

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/08 at 103.00	N/R	837,182
4,660	5.250%, 9/01/37	9/08 at 103.00	N/R	4,100,008

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	901,580
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	984,214

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	4,114,800

1,160	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-6, Center Townhomes, Series 2006, 5.350%, 9/01/36	9/12 at 102.00	N/R	1,067,084

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,062,220

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	3,999,173

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	562,237

6,785	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	No Opt. Call	N/R	6,450,025

60	Los Angeles Regional Airports Improvement Corporation, California, Facilities Lease Revenue Bonds, American Airlines Inc., Terminal 4 Project, Series 2002C, 7.000%, 12/01/12 (Alternative Minimum Tax)	No Opt. Call	B	61,457

640	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	674,598

13,070	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	13,776,564

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	581,650
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	893,650

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facility District 2003-2, Improvement Area A:
610	5.000%, 9/01/26	9/14 at 102.00	N/R	553,941
1,560	5.000%, 9/01/36	9/14 at 102.00	N/R	1,341,272

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,438,857

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,189,063
1,245	5.300%, 9/01/36	9/08 at 103.00	N/R	1,113,267

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,895	5.250%, 9/01/26	9/16 at 100.00	N/R	1,753,974
7,355	5.300%, 9/01/38	9/16 at 100.00	N/R	6,511,234

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	199,782

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	$541,643

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	906,839
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,128,781

2,000	Morgan Hill Financing Authority, California, Reassessment Revenue Bonds, Madron Business Park, Series 2005A, 5.250%, 9/02/25	9/10 at 102.00	N/R	1,916,820

865	Multifamily Housing Revenue Bond Pass-Through Certificates, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	895,604

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	346,881
550	5.450%, 9/01/38	9/16 at 100.00	N/R	505,307

	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005:
1,355	5.100%, 9/01/26	9/09 at 103.00	N/R	1,245,746
1,815	5.200%, 9/01/35	9/09 at 103.00	N/R	1,614,715
805	5.300%, 9/01/35	9/09 at 103.00	N/R	726,931

1,220	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33	9/14 at 102.00	N/R	1,082,482

2,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District 00-1 – Ocean Ranch Corporate Center, Series 2004, 5.875%, 9/01/34	9/14 at 100.00	N/R	2,030,380

750	Orange County, California, Newport Coast Phase IV Assessment District 01-1 Limited Obligation Improvement Bonds, Series 2006, 5.050%, 9/02/33	9/16 at 100.00	N/R	679,598

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	506,525
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,636,700
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,003,270

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,597,331

580	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/08 at 103.00	N/R	529,772

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,214,935
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,311,130

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	477,935
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,357,155
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	930,447

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,246,622

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,031,460

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,321,271

2,535	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	2,398,465

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	591,123
875	5.375%, 9/01/34	9/11 at 102.00	N/R	795,743

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Improvement Area B, Series 2005:
$1,760	5.000%, 9/01/30	9/14 at 100.00	N/R	$1,552,672
3,355	5.100%, 9/01/35	9/14 at 100.00	N/R	2,919,689

9,125	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Improvement Area B, Series 2005, 5.125%, 9/01/36	9/15 at 100.00	N/R	8,287,416

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa3	915,860
1,750	5.000%, 12/15/33	12/12 at 100.00	Baa3	1,534,890

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,864,588

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	1,838,720
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,321,080

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	939,260
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	1,799,160

1,665	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	1,457,408

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	3,019,275

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/14 at 103.00	N/R	226,112
645	5.100%, 9/01/20	9/16 at 100.00	N/R	611,931
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R	2,143,215
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R	2,824,201

4,255	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	3/08 at 103.00	N/R	3,855,966

465	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	451,376

4,690	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	4,336,515

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	330,674
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	555,136

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	792,648

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,095,960
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	932,778
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	2,018,980

6,235	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/08 at 102.00	N/R	6,262,746

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,282,650

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	855,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	$3,258,640

590	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 2005-1, Special Tax Bonds, Series 2006, 5.000%, 9/01/27	3/08 at 102.00	N/R	532,912

4,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	BBB	3,654,920

24,630	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.125%, 6/01/46	6/14 at 100.00	BBB	21,359,382

4,050	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,872,691

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,187,791
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,731,330

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,431,300

1,200	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09	2/08 at 100.00	N/R	1,205,256

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	3,921,723

1,730	West Sacramento, California, Special Tax Bonds, Community Facilities District 20, Bridgeway Lakes II, Series 2005, 5.300%, 9/01/35	9/13 at 102.00	N/R	1,594,870

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	974,710
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	3,590,043

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	635,670

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	4,141,932

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	2,447,769
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	6,350,927
719,205	Total California			728,248
	Colorado – 7.4%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R	2,770,410
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R	4,754,037

18,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	17,332,035

2,745	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R	2,899,187

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	1,773,741

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	945,877

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,216,736

4,525	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	4,719,032

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R	2,856,728

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$3,850	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35	12/12 at 100.00	N/R		$3,853,504

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R		2,288,825
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R		3,475,000

6,570	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		6,683,792

4,375	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)	3/13 at 100.00	N/R	(4)	5,211,369

1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		1,076,054

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
350	6.125%, 7/01/12	7/09 at 102.00	N/R		360,301
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R		1,499,843

925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)	7/08 at 100.00	N/R	(4)	947,718

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		3,464,328

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A:
850	7.250%, 3/01/22 (Pre-refunded 3/01/10)	3/10 at 100.00	Ba2	(4)	911,328
750	7.250%, 3/01/32 (Pre-refunded 3/01/10)	3/10 at 100.00	AAA		824,355

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
565	6.750%, 3/01/14	No Opt. Call	N/R		591,561
730	7.250%, 3/01/24	3/14 at 100.00	N/R		774,552
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R		1,654,482

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
475	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		557,351
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		1,033,051

3,676	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA		4,039,336

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,900	5.500%, 2/15/26	2/16 at 101.00	N/R		2,706,657
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R		2,149,092

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R		985,852

2,460	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)	3/10 at 102.00	N/R	(4)	2,734,093

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	AAA		4,684,200

4,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R		2,698,457

2,575	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(4)	2,882,095

800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+		723,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$3,645	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34 (5)	6/14 at 100.00	N/R		$29,160

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–		536,105
810	7.125%, 11/01/28	11/13 at 100.00	BBB–		861,945

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R		3,618,776

4,215	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R		4,356,708

23,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, National Jewish Federation Board, Series 2007-E1, 5.600%, 9/15/37	No Opt. Call	N/R		22,215,470

3,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R		2,966,760

10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R		9,285,800

8,415	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Residuals 1646, 11.575%, 9/01/40 (IF)	9/16 at 100.00	AA		7,330,307

10	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+		9,892

1,455	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		1,387,692

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R		933,610
2,000	5.450%, 12/01/34	12/17 at 100.00	N/R		1,823,080

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(4)	2,818,319

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R		2,648,820
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R		3,389,050

1,800	Country Club Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/34	12/15 at 100.00	N/R		1,540,044

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R		3,519,751

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006:
500	5.050%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		485,460
355	5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		338,283

800	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Terminal Project, Series 2006A. Bonds, Series 2006A, 5.150%, 5/01/17 (Alternative Minimum Tax)	5/16 at 100.00	N/R		775,336

1,835	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,508,572

3,475	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		3,122,427

3,600	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		3,111,300

2,000	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 0.000%, 12/15/26	No Opt. Call	N/R		1,746,440

13,250	Fort Collins, Colorado, Pollution Control Revenue Bonds, Anheuser Busch Project, 4.700%, 9/01/40 (UB)	3/12 at 100.00	A		12,375,898

4,460	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		3,522,821

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		$704,426

5,500	Horse Creek Metropolitan District of Parker County, Colorado, Limited Tax Obligations, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	N/R		4,446,145

1,560	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,340,914

1,000	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		882,360

3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		3,058,638

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		2,403,040

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,451,482

	Madre Metropolitan District 2, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2007A:
2,000	5.375%, 12/01/26	12/16 at 100.00	N/R		1,694,940
2,500	5.500%, 12/01/36	12/16 at 100.00	N/R		2,057,550

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(4)	6,471,586

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		2,441,023

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–		3,566,395

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		824,120
2,800	5.625%, 12/01/37	12/16 at 100.00	N/R		2,239,972

3,150	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/37	12/17 at 100.00	N/R		2,746,107

	Northwest Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2005:
3,585	6.125%, 12/01/25	12/15 at 100.00	N/R		3,327,991
16,500	6.250%, 12/01/35	12/15 at 100.00	N/R		14,580,225

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		2,685,250

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		1,611,150

1,100	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R		1,001,781

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R		5,663,845

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,465	5.250%, 12/15/21	12/16 at 100.00	N/R		5,104,255
6,180	5.400%, 12/15/31	12/16 at 100.00	N/R		5,550,073

2,500	Reata North Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.500%, 12/01/32	12/17 at 100.00	N/R		2,042,200

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,669,277

8,500	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R		7,277,105

	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2005:
750	5.000%, 12/01/25 – ACA Insured	12/15 at 100.00	N/R		696,795
720	5.000%, 12/01/29 – ACA Insured	12/15 at 100.00	N/R		648,720
1,775	5.000%, 12/01/34 – ACA Insured	12/15 at 100.00	N/R		1,562,053

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Colorado (continued)

$1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		$1,488,019

500	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2004, 7.000%, 12/01/24 (Pre-refunded 12/01/14)	12/14 at 100.00	N/R	(4)	619,920

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R		1,187,523

	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
750	6.000%, 12/01/18	12/13 at 100.00	N/R		766,365
310	6.375%, 12/01/23	12/13 at 100.00	N/R		316,916

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R		517,245
500	6.750%, 12/01/33	12/13 at 100.00	N/R		514,585

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
540	5.100%, 12/01/26	12/16 at 100.00	N/R		485,276
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R		869,360

12,138	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R		10,061,802

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		982,421

1,500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	Baa1		1,389,570

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
4,740	6.000%, 12/01/25	12/15 at 100.00	N/R		4,339,612
8,330	6.125%, 12/01/35	12/15 at 100.00	N/R		7,236,688

2,050	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R		1,916,853

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
1,750	6.250%, 12/01/25	12/15 at 100.00	N/R		1,646,908
3,450	6.375%, 12/01/35	12/15 at 100.00	N/R		3,099,963
346,729	Total Colorado				321,524,505
	Connecticut – 0.4%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2		5,860,365

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
330	5.500%, 1/01/14 (Alternative Minimum Tax)	7/08 at 100.00	BBB		330,119
10	5.500%, 1/01/15 (Alternative Minimum Tax)	1/15 at 100.00	BBB		10,003
3,010	5.500%, 1/01/20 (Alternative Minimum Tax)	7/08 at 100.00	BBB		3,005,937

3,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	Baa3		2,813,460

6,470	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	Baa3		6,182,538
18,070	Total Connecticut				18,202,422
	District of Columbia – 0.1%

3,025	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB		3,118,170
	Florida – 11.5%

9,750	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R		7,852,748

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,825	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	$1,636,733

	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Hospital and Clinics:
40,000	2.930%, 12/01/37 (UB)	6/17 at 100.00	A	33,470,400
35,000	2.930%, 12/01/37 (UB)	6/17 at 100.00	A	29,184,750

4,100	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	3,917,509

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,651,925

2,495	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	2,067,507

5,940	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	5,477,571

2,765	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R	2,433,615

1,455	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,185,680

2,000	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,653,720

9,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	7,590,870

20,255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	16,508,838

1,065	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2006, 4.750%, 5/01/34	5/16 at 100.00	N/R	859,530

1,890	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,552,276

695	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	694,472

2,000	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	1,766,660

4,950	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	4,045,487

2,135	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,982,604

725	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	623,507

3,000	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	2,670,690

8,800	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34 (UB)	4/16 at 100.00	A	8,629,456

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	2,150,600

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (Pre-refunded 10/01/12) (6)	10/12 at 102.00	AAA	5,096,760

1,555	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,506,500

3,315	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,462,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,160	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R	$1,114,319

1,020	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.100%, 5/01/37	5/17 at 100.00	N/R	794,060

1,500	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	1,087,920

6,950	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007B, 5.500%, 5/01/17	No Opt. Call	N/R	5,629,917

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,111,256

2,600	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/08 at 100.50	N/R	2,610,244

2,915	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	2,412,454

3,710	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	3,538,004

3,490	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,855,762

880	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	705,179

2,000	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	1,830,920

3,950	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	8/11 at 100.00	BBB	3,542,716

13,315	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37	5/16 at 100.00	N/R	9,995,704

2,000	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,607,140

3,725	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Residual Series 2028, 12.687%, 7/01/26 (Alternative Minimum Tax) (IF)	1/16 at 100.00	AA+	3,782,291

2,680	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	2,102,969

5,600	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/17	No Opt. Call	N/R	5,238,912

4,500	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.300%, 5/01/39	5/17 at 100.00	N/R	3,583,665

4,870	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	4,322,612

1,075	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	951,934

	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B:
1,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	1,027,190
4,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,108,760

4,135	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	3,269,710

600	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	634,038

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007:
$4,000	6.000%, 9/01/17	No Opt. Call	N/R	$4,037,480
6,000	6.250%, 9/01/27	9/17 at 100.00	N/R	6,021,060

2,385	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	2,281,873

2,895	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,407,656

1,175	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	944,195

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	555,923

2,470	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13	No Opt. Call	N/R	2,306,659

5,000	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.200%, 5/01/15	No Opt. Call	N/R	4,080,650

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,435	5.250%, 6/15/27	6/17 at 100.00	BB	5,694,332
13,120	5.375%, 6/15/37	6/17 at 100.00	BB	11,263,520

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
7,300	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	7,164,001
24,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	24,228,968

620	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	617,520

362	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	295,435

7,500	Madeira Community Development District, Florida, Special Assessment Revenue, Series 2007B, 5.250%, 11/01/14	No Opt. Call	N/R	6,880,125

4,125	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	4,011,521

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14	No Opt. Call	N/R	3,998,443

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	794,504

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/08 at 100.00	BB+	1,005,520

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/08 at 100.00	BB+	311,789

2,625	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R	2,509,211

1,345	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	1,286,291

400	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	382,188

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,383,100

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,123,172

3,381	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	5/08 at 100.00	N/R	3,389,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,860	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	$3,028,517

1,295	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,037,709

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16	No Opt. Call	N/R	2,084,450

8,150	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	6,512,258

2,120	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	2,215,548

4,825	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,907,478

3,700	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	3,046,284

1,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	996,120

6,110	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	4,968,591

975	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36	5/17 at 100.00	N/R	792,646

3,875	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	3,702,911

3,000	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	2,435,550

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
1,000	5.875%, 5/01/22	5/17 at 100.00	N/R	926,180
2,310	6.000%, 5/01/37	5/17 at 100.00	N/R	2,080,409

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	988,308

1,000	Principal One Community Development District, Jacksonville, Florida, Special Assessment Bonds, Series 2005, 5.650%, 5/01/35	5/15 at 101.00	N/R	942,370

2,700	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,551,554

4,930	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	4,259,717

2,600	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	2,737,774

2,000	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	1,720,140

9,145	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	8,368,955

3,000	Ridgewood Trails Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.650%, 5/01/38	5/17 at 100.00	N/R	2,527,650

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
3,250	5.125%, 11/01/13	No Opt. Call	N/R	2,993,380
11,555	5.450%, 5/01/37	5/16 at 100.00	N/R	9,453,146

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	4,433,449

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)
$2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	$2,133,413
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	2,426,714

1,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.250%, 10/01/27	10/17 at 100.00	BBB	1,426,620

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	8,025,200

2,140	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R	2,035,611

7,680	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Series 2007, P-Flt 1498, 8.395%, 8/15/33 (IF)	No Opt. Call	AA–	4,118,246

6,410	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Series 2007, Rites 1497, 6.033%, 8/15/29 (IF)	No Opt. Call	AA–	3,525,500

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	1,006,270

7,385	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	5,952,458

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,750	5.000%, 1/01/16	No Opt. Call	N/R	2,616,790
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	2,087,434
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	7,455,350

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
455	6.000%, 5/01/24	5/14 at 101.00	N/R	463,104
500	6.125%, 5/01/34	5/14 at 101.00	N/R	502,845

3,850	Terracina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/14 at 101.00	N/R	3,717,868

15,995	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	13,261,934

10,770	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	10,634,729

2,935	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	2,377,174

2,000	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	1,755,620

1,615	Valencia Acres Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/35	5/15 at 101.00	N/R	1,553,953

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12	No Opt. Call	N/R	1,436,704
1,000	5.350%, 5/01/17	No Opt. Call	N/R	898,040
1,500	5.550%, 5/01/39	5/17 at 100.00	N/R	1,232,580

3,180	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,589,347

4,600	Waterstone Community Development District, Florida, Capitol Improvement Revenue Bonds, Series 2007B, 5.500%, 5/01/18	No Opt. Call	N/R	4,123,992

5,585	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	3,971,829

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,545	6.000%, 5/01/23	5/13 at 101.00	N/R	1,477,236
9,245	6.125%, 5/01/35	5/13 at 101.00	N/R	8,631,224
573,823	Total Florida			499,653,669

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 1.9%

$10,560	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, Series 2007, 2.883%, 11/15/32	11/17 at 100.00	A	$8,834,390

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,390	7.750%, 12/01/14 (Pre-refunded 12/01/11)	12/11 at 101.00	AAA	1,593,663
1,400	7.900%, 12/01/24 (Pre-refunded 12/01/11)	12/11 at 101.00	AAA	1,685,712

2,000	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	2,022,240

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,237,500
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	1,911,720

1,230	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	1,167,799

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	2,597,530

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	251,800
595	5.400%, 12/01/15	12/08 at 102.00	BB+	598,302
890	5.250%, 12/01/22	12/08 at 102.00	BB+	864,493
95	5.375%, 12/01/28	12/08 at 102.00	BB+	90,865

5,115	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/08 at 102.00	B2	4,476,699

3,310	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BBB	3,156,350

4,470	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21	12/12 at 101.00	B–	4,210,025

17,020	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)	7/08 at 102.00	B	15,501,986

6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	6,095,451

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	878,814

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	6,729,440
19,900	5.125%, 7/01/42	7/17 at 100.00	N/R	16,530,333

1,435	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,557,420

1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	911,500

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	1,006,460
92,690	Total Georgia			83,910,492
	Hawaii – 0.5%

18,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific Academy Project, Series 2007, 6.375%, 3/01/34	No Opt. Call	N/R	17,218,080

4,310	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,985,112
22,310	Total Hawaii			21,203,192

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho – 0.4%

$6,100	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	$5,428,390

8,550	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	BBB–	7,575,471

3,620	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB	3,704,708
18,270	Total Idaho			16,708,569
	Illinois – 6.6%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	8,082,517

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	4,086,120

3,980	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	3,802,293

4,000	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	3,970,080

945	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	927,612

4,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	4,132,080

7,320	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation Project, GNMA/FHA Guaranteed, 5.270%, 6/20/48 (Alternative Minimum Tax) (UB)	12/17 at 102.00	AAA	7,162,766

1,170	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,189,328

2,500	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,248,875

	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006:
1,500	5.850%, 5/01/26	5/14 at 102.00	N/R	1,496,340
2,475	6.000%, 5/01/41	5/14 at 102.00	N/R	2,441,390

5,000	Gilberts, Illinois. Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16	No Opt. Call	N/R	4,354,600

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BBB–	860,223

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB	3,955,635

39,500	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	2/15 at 100.00	Aaa	40,670,780

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	4,177,340

1,000	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	898,610

5,100	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R	4,584,492

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,540	5.000%, 8/15/26	8/16 at 100.00	N/R	5,754,219
7,850	5.100%, 8/15/31	8/16 at 100.00	N/R	6,732,631

20,445	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	19,386,971

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call	N/R	486,540
2,750	5.500%, 5/15/26	5/17 at 100.00	N/R	2,538,058

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)
$350	5.400%, 5/15/38	5/12 at 100.00	N/R	$304,392
4,000	5.750%, 5/15/38	5/17 at 100.00	N/R	3,691,080

9,045	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	8,555,123

10,750	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	11,416,070

	Illinois Finance Authority, Revenue Bonds, Sedgebrook Inc. Facility, Series 2007A:
3,750	6.000%, 11/15/27	11/17 at 100.00	N/R	3,600,825
5,000	6.000%, 11/15/42	11/17 at 100.00	N/R	4,656,350

11,450	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, 5.500%, 8/01/37 (UB)	8/17 at 100.00	A–	11,277,449

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000:
45	6.000%, 5/15/10	No Opt. Call	Baa2	46,809
100	6.350%, 5/15/15	5/10 at 101.00	Baa2	105,177

5,235	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32	5/12 at 100.00	Baa2	5,235,524

	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998:
30	5.375%, 11/15/08	No Opt. Call	BB+	30,011
1,750	5.500%, 11/15/19	11/08 at 102.00	N/R	1,665,283

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,694,432

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Pre-refunded 11/01/09) (Alternative Minimum Tax)	11/09 at 100.00	Aaa	323,040

18,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	18,552,780

4,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	N/R	3,692,400

10,448	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	7/18 at 100.00	N/R	9,656,724

3,429	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,559,988

2,883	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R	2,957,756

4,880	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,568,363

5,834	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	5,549,359

5,961	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	5,748,371

2,050	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,080,422

3,315	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	3,239,683

3,750	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,320,775

—	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	206

2,900	Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	7/08 at 100.00	N/R	2,680,789

4,491	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	4,271,884

2,676	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	2,621,945

1,150	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	1,133,705

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$6,335	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	$6,078,179

3,172	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,329,648

2,400	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	2,224,896

7,450	Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,855,192

3,912	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	3,928,861

3,840	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,652,646
295,866	Total Illinois			287,245,637
	Indiana – 1.5%

2,440	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	2,629,344

1,500	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,353,150

5,340	Fort Wayne, Indiana, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 6.200%, 10/15/25	12/12 at 101.00	B–	5,094,146

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
5,570	5.000%, 8/01/24	8/16 at 100.00	Baa2	5,131,363
6,865	5.125%, 8/01/29	8/16 at 100.00	Baa2	6,148,500
5,905	5.250%, 8/01/36	8/16 at 100.00	Baa2	5,212,580

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB–	2,037,660

1,130	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (6)	12/09 at 100.00	B2	991,473

1,245	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (6)	4/09 at 102.00	B2	1,084,171

195	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (6)	4/10 at 101.00	B2	193,777

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2	1,821,418

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa1	908,183

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,486,729

3,810	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	3,711,588

6,750	Saint Joseph County Hospital Authority, Indiana, Memorial Hospital of South Bend Revenue Bonds, UBS Residual Series 07-1010, 10.647%, 8/15/46 (IF)	8/17 at 100.00	AA–	1,212,300

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB	3,035,086
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB	2,340,575

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,214,327

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
230	5.550%, 5/15/19	5/11 at 100.00	N/R	223,818
250	6.000%, 5/15/26	5/16 at 100.00	N/R	246,158

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)
$265	5.700%, 5/15/28	5/11 at 100.00	N/R	$248,920
270	6.000%, 5/15/38	5/16 at 100.00	N/R	255,941

	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	1,898,240
6,500	5.750%, 9/01/42	9/17 at 100.00	N/R	6,142,175
5,000	5.800%, 9/01/47	9/17 at 100.00	N/R	4,686,400

5,055	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	5,300,218
74,230	Total Indiana			65,608,240
	Iowa – 0.9%

1,725	Adair County Memorial Hospital, Iowa, Hospital Revenue Bonds, Series 2007A, 5.100%, 12/01/37	12/17 at 100.00	N/R	1,445,102

1,200	Carroll County, Iowa, Hospital Revenue Bonds, Saint Anthony Regional Hospital Project, Series 2006A, 5.000%, 11/01/31	11/16 at 100.00	Baa3	1,086,252

4,900	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	4,821,600

6,385	Iowa Finance Authority, Multifamily Housing Revenue Bonds, Series 2007, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA–	6,026,418

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	322,081
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	887,550

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,055	5.500%, 6/01/42	6/15 at 100.00	BBB	972,098
10,255	5.625%, 6/01/46	6/15 at 100.00	BBB	9,614,165

4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	BBB	4,187,070

	Palo Alto County, Iowa, Critical Access Hospital Revenue Bonds, Palo Alto County Hospital Project, Series 2006:
420	5.125%, 8/01/29	8/16 at 100.00	N/R	363,640
5,760	5.125%, 8/01/36 (8)	8/16 at 100.00	N/R	4,862,419

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	2,049,773

	Washington County Hospital, Iowa, Revenue Bonds, Washington County Hospital Project, Series 2006:
1,525	5.375%, 7/01/26	7/16 at 100.00	N/R	1,514,706
1,275	5.500%, 7/01/32	7/16 at 100.00	N/R	1,258,081
42,600	Total Iowa			39,410,955
	Kansas – 1.0%

8,745	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	8,229,307

2,350	Kansas Independent College Financing Authority, Educational Facilities Revenue Bonds, Newman University, Series 2006, 5.000%, 10/01/28	10/17 at 100.00	N/R	2,131,685

	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A:
1,670	5.750%, 9/01/29	9/17 at 100.00	N/R	1,664,790
450	5.750%, 9/01/37	9/17 at 100.00	N/R	450,140

1,250	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	1,070,800

	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A:
1,000	5.050%, 9/01/26	9/14 at 100.00	N/R	930,700
1,500	5.150%, 9/01/31	9/14 at 100.00	N/R	1,385,235

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,908,220

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
$1,000	5.000%, 3/01/16	No Opt. Call	N/R	$978,190
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	4,220,501

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	2,408,412

2,500	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax)	6/11 at 102.00	N/R	2,364,250

14,970	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	B–	14,056,381
45,005	Total Kansas			41,798,611
	Kentucky – 0.3%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/08 at 102.00	BB–	500,960
2,000	5.850%, 10/01/17	4/08 at 102.00	BB–	2,000,220
6,390	5.875%, 10/01/22	4/08 at 102.00	BB–	6,248,270

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,584,231
1,550	5.625%, 12/01/31	12/13 at 100.00	N/R	1,459,837

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,155,398
14,235	Total Kentucky			13,948,916
	Louisiana – 4.2%

12,695	Carter Marina Community Development District, Louisiana, Special Assessment Bonds, Series 2007, 6.250%, 10/01/22	10/12 at 100.00	N/R	12,484,644

1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	5/08 at 100.00	N/R	1,876,911

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	5/08 at 100.00	N/R	13,038,357

1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	5/08 at 100.00	N/R	1,375,833

10,455	Carter Plantation Land LLC, 9.000%, 7/01/17	2/08 at 100.00	N/R	10,221,958

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	97,437

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	B2	796,199

9,480	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2005, 5.950%, 9/01/20	3/08 at 100.00	N/R	9,190,007

5,085	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2007, 6.750%, 12/01/22	12/14 at 100.00	N/R	5,174,649

25,750	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	27,671,208

2,340	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	2,254,824

9,926	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17	No Opt. Call	N/R	9,020,054

3,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+	3,092,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	$10,837,709

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	2,363,913

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	703,906

27,475	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	AAA	31,197,588

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,395,652

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	5,803,538

1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	989,205

2,460	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, Drivers 1753, 10.896%, 7/01/37 – CIFG Insured (IF)	7/17 at 100.00	A+	1,427,000

2,955	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	2,669,163

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	908,890
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	828,336

5,505	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/08 at 100.00	N/R	5,562,252

8,580	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	8,363,441

145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	5/08 at 100.00	BBB–	147,604

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	2,048,657
178,436	Total Louisiana			179,541,365
	Maine – 0.0%

245	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Great Northern Paper, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	4/08 at 100.00	Ba3	242,638
	Maryland – 2.4%

140	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993, 5.350%, 4/01/08	No Opt. Call	Caa1	139,709

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	457,990

6,800	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	6,637,480

1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R	886,020

	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Housing Revenue Bonds, Series 2007A, Municipal Trust Certificates 7057:
900	7.879, 7/01/37 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2	745,659
3,430	7.879, 1/01/49 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2	2,841,789

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland (continued)

$7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2		$6,805,340

	Maryland Community Development Administration, Department of Housing and Community Development Residential Revenue Bonds, ROLS 11043+11043-2:
1,125	9.784%, 9/01/42 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2		865,598
2,240	9.990%, 3/01/48 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2		1,723,501

41,800	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R		36,724,644

2,400	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R		2,184,408

3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	3/08 at 100.00	N/R		3,484,250

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R		723,435
6,260	5.500%, 7/01/38	1/17 at 100.00	N/R		5,460,097

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R	(4)	26,110
800	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R	(4)	902,800

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/37	7/16 at 100.00	N/R		934,120

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
2,160	5.250%, 1/01/27	1/17 at 100.00	N/R		1,972,426
4,345	5.300%, 1/01/37	1/17 at 100.00	N/R		3,820,863

1,400	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A, 6.000%, 5/01/35	5/15 at 100.00	N/R		1,395,184

7,135	Montgomery County Higher Education and Health Authority, Maryland, Revenue Bonds, Catholic Health East Issue, 2.883%, 11/15/34 (UB)	11/17 at 100.00	A		5,888,872

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
2,250	5.300%, 7/01/08	4/08 at 100.00	B3		2,229,255
700	5.375%, 7/01/14	7/08 at 100.00	B3		623,896
18,435	5.300%, 7/01/24	7/08 at 100.00	B3		14,592,224
116,435	Total Maryland				102,065,670
	Massachusetts – 1.7%

12,575	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	11/15 at 100.00	Ba3		12,324,632

4,175	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		4,011,799

945	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,005,149

2,960	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		2,901,422

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB		874,811

845	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB		881,665

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
$3,630	5.250%, 10/01/26	10/12 at 102.00	BBB–	$3,397,970
850	5.250%, 10/01/37	10/12 at 102.00	BBB–	768,579

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
290	5.700%, 7/01/15	1/09 at 101.00	BBB	297,004
1,515	5.625%, 7/01/20	1/09 at 101.00	BBB	1,527,453
230	5.750%, 7/01/28	1/09 at 101.00	BBB	227,401

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
180	6.500%, 7/01/12	No Opt. Call	BBB	189,823
430	6.250%, 7/01/22	7/12 at 101.00	BBB	447,660

14,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 2007, 2.873%, 11/15/32 (UB)	11/17 at 100.00	A	11,633,440

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,774,000

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D:
8,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	7,547,200
6,665	5.375%, 7/01/35	7/15 at 100.00	BBB–	6,299,891

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB–	886,643

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB–	2,465,764
5,650	6.375%, 7/01/34	7/14 at 100.00	BB–	5,758,085

6,915	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	6,325,220

95	Massachusetts Industrial Finance Agency, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	4/08 at 100.00	Caa1	94,207
76,115	Total Massachusetts			71,639,818
	Michigan – 4.3%

560	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	580,289

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB–	942,071

2,400	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/09 at 100.00	BB+	2,389,800

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,780,575

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	2,195,037
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	1,284,990
2,840	5.250%, 11/01/36	11/16 at 100.00	BB+	2,385,202

1,235	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,246,708

890	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	909,500

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	1,122,696
500	5.750%, 11/01/30	11/15 at 100.00	BB	459,875
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	2,190,891

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$7,450	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB–	$6,840,590

100	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	97,865

1,110	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	978,687

775	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37	7/12 at 100.00	N/R	655,278

2,000	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	1,916,240

4,850	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 5.000%, 8/15/38	8/17 at 100.00	N/R	3,949,404

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	998,900
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,509,840

900	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.000%, 11/01/36	11/17 at 100.00	BBB–	773,496

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BBB	187,720
3,500	6.250%, 7/01/40	7/15 at 100.00	BBB	3,665,515

1,595	Meridian, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007 A1, 5.250%, 7/01/26	7/12 at 100.00	N/R	1,424,271

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2007-1009, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax) (UB)	7/15 at 100.00	AAA	7,343,055

825	Michigan Job Development Authority, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	4/08 at 100.00	Caa1	818,565

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,300	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,359,917
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	3,024,961
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	10,956,386

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
800	7.250%, 10/01/11	10/09 at 102.00	Ba1	844,616
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	784,898

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	1,118,226

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
950	6.000%, 2/01/16	No Opt. Call	BB	956,888
1,055	6.375%, 2/01/26	2/16 at 100.00	BB	1,038,384
2,855	6.500%, 2/01/36	2/16 at 100.00	BB	2,770,977

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
770	5.125%, 8/15/18	8/08 at 101.00	BB–	750,842
2,575	5.250%, 8/15/23	8/08 at 101.00	Ba3	2,433,710
4,945	5.250%, 8/15/28	8/08 at 101.00	BB–	4,510,285

19,560	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/08 at 100.00	BB–	17,995,787

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
$790	6.625%, 1/01/16	7/08 at 100.00	Ba3		$790,348
505	6.700%, 1/01/26	7/08 at 100.00	Ba3		505,152

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25	5/15 at 100.00	BBB		234,418
680	5.000%, 5/15/30	5/15 at 100.00	BBB		636,983
5,090	5.000%, 5/15/37	5/15 at 100.00	BBB		4,642,182

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R		10,354,015

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R		2,045,048
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R		10,111,472

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
145	6.375%, 8/15/09	2/08 at 100.00	BB–		145,196
2,460	6.250%, 8/15/13	2/08 at 100.00	BB–		2,462,534
8,360	6.500%, 8/15/18	2/08 at 100.00	BB–		8,366,437

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
1,405	6.000%, 2/01/14	2/08 at 100.00	BBB–		1,406,700
2,995	6.000%, 2/01/24	2/08 at 100.00	BBB–		2,996,617

305	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/08 at 100.00	CCC+		302,276

9,450	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	3/08 at 100.00	B–		8,940,645

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	Baa3		3,001,350

2,670	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30 (Pre-refunded 6/01/10)	6/10 at 102.00	N/R	(4)	2,986,208

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
7,875	6.000%, 8/01/13	2/08 at 100.00	B		6,861,645
5,050	6.000%, 8/01/18	2/08 at 100.00	B		4,032,072
4,320	6.000%, 8/01/23	2/08 at 100.00	B		3,246,480

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
450	4.750%, 11/01/11	No Opt. Call	BB+		449,127
1,070	5.000%, 11/01/15	No Opt. Call	BB+		1,048,728
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+		1,614,533
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+		4,381,192
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+		3,308,282
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+		5,189,935
199,435	Total Michigan				187,252,512
	Minnesota – 1.6%

	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006:
830	5.500%, 2/01/18	2/16 at 100.00	N/R		833,727
905	5.500%, 2/01/19	2/16 at 100.00	N/R		902,050
1,430	5.500%, 2/01/24	2/16 at 100.00	N/R		1,398,769
2,000	5.600%, 2/01/32	2/16 at 100.00	N/R		1,873,400

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB		3,400,865

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,450	Elk River, Minnesota, Multifamily Housing Revenue Bonds, Birchwood Court Apartments, Series 2007, 5.750%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	$2,278,157

1,000	Eveleth, Minnesota, Health Care Revenue Bonds, Arrowhead Senior Living Community, Series 2007, 5.200%, 10/01/27	4/14 at 101.00	N/R	898,160

3,270	Hopkins Housing & Redevelopment Authority, Minnesota, Tax Increment Revenue Bonds, Excelsior Crossings, Series 2007, 5.050%, 2/01/30	8/14 at 100.00	N/R	2,813,018

	Inver Grove Heights, Minnesota, Revenue Bonds, Presbyterian Homes Care Centers, Series 2006:
965	5.375%, 10/01/26	10/13 at 101.00	N/R	907,737
525	5.500%, 10/01/33	10/13 at 101.00	N/R	485,636
1,000	5.500%, 10/01/41	10/13 at 101.00	N/R	909,280

	Madelia, Minnesota, Revenue Bonds, Madelia Community Hospital Inc., Series 2006:
615	5.250%, 10/01/31	10/11 at 101.00	N/R	549,921
800	5.300%, 10/01/36	10/11 at 101.00	N/R	708,640

2,000	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,663,100

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
600	5.200%, 2/01/22	2/14 at 100.00	N/R	563,238
50	5.350%, 2/01/30	2/14 at 100.00	N/R	44,797

7,000	North Oaks, Minnesota, Presbyterian Homes Senior Housing Revenue Bonds, Series 2007, 6.250%, 10/01/47	10/17 at 100.00	N/R	7,039,550

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
1,000	5.250%, 11/01/21	11/16 at 100.00	BBB–	1,021,510
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–	3,016,380
1,500	5.375%, 11/01/31	11/16 at 100.00	BBB–	1,466,415

	Northfield Housing and Redevelopment Authority, Minnesota, Northfield Retirement Center Project Revenue Bonds, Series 2006A:
685	5.125%, 12/01/21	12/13 at 101.00	N/R	640,441
3,000	5.375%, 12/01/36	12/13 at 101.00	N/R	2,691,300

	Pine City, Minnesota, Lease Revenue Bonds, Lakes International Language Academy, Series 2006A:
500	6.000%, 5/01/26	5/14 at 102.00	N/R	490,980
400	6.250%, 5/01/35	5/14 at 102.00	N/R	383,568

	Prior Lake Economic Development Authority, Minnesota, Senior Housing Revenue Bonds, Shepherds Path Project, Series 2006B:
1,500	5.700%, 8/01/36	8/16 at 100.00	N/R	1,411,305
2,000	5.750%, 8/01/41	8/16 at 100.00	N/R	1,885,660

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,386,189

1,000	Rochester, Minnesota, Health Care & Housing Revenue Bonds, Madonna Meadows of Rochester, Series 2007A, 5.300%, 4/01/37	4/14 at 101.00	N/R	879,820

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.050%, 10/01/27	10/17 at 100.00	N/R	900,150

4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	3,476,320

2,115	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	2,065,594

1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	840,420

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB	95,452

500	Sherburne County, Minnesota, Health Care Facilities Revenue Bonds, Guardian Angels Health Services, Series 2006, 5.450%, 10/01/31	10/13 at 101.00	N/R	461,405

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	$1,667,616

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R	521,370
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,192,992

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	397,496
1,000	6.000%, 9/01/36	9/14 at 102.00	N/R	989,820

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,136,267

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	2,035,695

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	736,874
2,225	5.375%, 5/01/43	5/14 at 101.00	N/R	1,890,805

3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3	3,015,420

1,400	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB	1,397,606

1,700	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,712,716

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,367,940
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	714,304
73,550	Total Minnesota			70,159,875
	Mississippi – 0.0%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	A3	308,427

1,415	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,358,262
1,715	Total Mississippi			1,666,689
	Missouri – 2.7%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	245,343
600	5.625%, 3/01/25	3/16 at 100.00	N/R	574,578

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	2,868,840
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	5,412,096

	Broadway-Fairview Transportation Development District, Missouri, Transportation Sales Tax Revenue, Columbia, Series 2006A:
675	5.875%, 12/01/31	12/16 at 100.00	N/R	602,127
475	6.125%, 12/01/36	12/16 at 100.00	N/R	432,711

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	8,651,009
4,165	5.875%, 4/01/30	4/16 at 100.00	N/R	3,965,122

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R	193,276

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
$590	5.000%, 6/01/20	6/16 at 100.00	N/R	$552,482
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,594,670

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	6,606,333

2,600	Joplin Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Leased Housing Association, Series 2007A, 5.850%, 7/01/22 (Alternative Minimum Tax)	7/17 at 100.00	N/R	2,576,158

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,585	5.150%, 6/01/16	6/14 at 102.00	N/R	2,554,006
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,821,410

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA	6,173,196

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,200,879
1,900	5.350%, 6/15/32	6/15 at 103.00	N/R	1,703,673

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
3,950	7.000%, 12/15/15 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	3,924,641
8,710	6.875%, 12/15/20 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	8,535,365
14,585	7.200%, 12/15/28 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	14,530,306
26,535	7.250%, 12/15/35 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	26,352,705

1,735	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	7/08 at 100.00	N/R	1,546,874

2,535	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/08 at 100.00	N/R	2,453,677

1,770	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,616,860

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	2,134,286

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	476,120
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	936,940

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	946,040

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	619,603

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	882,950
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	2,106,600
122,245	Total Missouri			116,790,876
	Montana – 1.0%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B–	9,734,463

32,504	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	31,877,648
42,314	Total Montana			41,612,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Nevada – 2.4%

$7,810	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	7/08 at 100.00	B		$7,233,310

5,690	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	7/08 at 100.00	B		5,302,966

15,395	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	5/08 at 100.00	Ba3		14,924,375

100	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 – FGIC Insured (Alternative Minimum Tax)	12/14 at 100.00	Aaa		99,419

2,440	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, Residuals 1843, 6.388%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax) (IF)	10/15 at 100.00	Aaa		2,082,540

7,330	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/08 at 100.00	B		7,102,477

1,275	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R		1,260,797

	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D:
25	5.300%, 10/01/11	7/08 at 100.00	B		24,724
645	5.450%, 10/01/23	7/08 at 100.00	B		602,714

2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA		1,863,340

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23	1/10 at 102.00	N/R		801,660
39,800	7.375%, 1/01/40	1/10 at 102.00	N/R		31,923,182

19,160	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004A, 7.000%, 11/15/34	11/14 at 100.00	N/R		15,525,156

6,115	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004B, 6.750%, 11/15/23	11/14 at 100.00	N/R		4,994,671

1,630	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R		1,363,153

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R		1,059,760

3,125	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R		3,020,844

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
560	6.000%, 8/01/27	4/08 at 103.00	N/R		544,040
2,790	6.150%, 8/01/37	4/08 at 103.00	N/R		2,690,509

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R		2,093,111
120,265	Total Nevada				104,512,748
	New Hampshire – 0.1%

4,180	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	BBB+		3,895,300

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3		195,270

335	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08 (ETM)	No Opt. Call	BB+	(4)	337,677

1,000	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998B, 5.800%, 5/01/18 (Pre-refunded 5/01/08)	5/08 at 102.00	BB+	(4)	1,028,930
5,715	Total New Hampshire				5,457,177

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 2.2%

$10,000	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 6/11/08 (9)	No Opt. Call	N/R	$4,193,000

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BBB–	2,602,133

1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	995,290

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/08 at 101.00	N/R	933,560

50	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%, 4/01/09	No Opt. Call	B–	49,472

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/08 at 100.00	Ba1	2,199,178

400	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	5/08 at 100.00	CCC+	390,752

3,290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	7/08 at 102.00	BB+	2,891,482

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/08 at 101.00	B3	299,311

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,085	6.625%, 9/15/12 (Alternative Minimum Tax)	No Opt. Call	B	1,080,215
7,570	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	7,329,804
13,045	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	12,540,289
37,320	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	35,068,858

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,520,280
2,430	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	2,449,829

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	2,222,620

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	557,167
765	5.500%, 7/01/33	7/13 at 100.00	Ba2	672,993

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,000	6.750%, 10/01/11 (Alternative Minimum Tax)	10/08 at 100.00	N/R	1,002,450

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
8,780	5.000%, 6/01/29	6/17 at 100.00	BBB	7,773,900
10,130	5.000%, 6/01/41	6/17 at 100.00	BBB	8,631,267
107,225	Total New Jersey			95,403,850
	New Mexico – 0.2%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,519,313
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,507,522

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	BBB	893,430

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	1,119,364
500	5.750%, 9/01/21	9/16 at 100.00	N/R	503,845
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R	3,435,845
9,090	Total New Mexico			8,979,319

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 2.2%

$500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	$467,365

	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
1,000	5.500%, 7/01/11	No Opt. Call	Ba2	1,034,500
1,535	5.750%, 7/01/12	7/11 at 101.00	Ba2	1,605,779
1,550	5.750%, 7/01/13	7/11 at 101.00	Ba2	1,617,968
1,755	5.750%, 7/01/15	7/11 at 101.00	Ba2	1,824,814
905	5.750%, 7/01/16	7/11 at 101.00	Ba2	933,725
1,500	5.375%, 7/01/20	7/11 at 101.00	Ba2	1,511,640
10,055	5.500%, 7/01/30	7/11 at 101.00	Ba2	9,961,187

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	AA	517,200

4,020	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.150%, 8/01/16	No Opt. Call	N/R	3,872,948

62,000	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, 3rd Subordinate Series 2005D, 0.000%, 6/01/55	6/15 at 7.17	N/R	1,754,600

17,400	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B	18,792,174

1,270	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	B2	1,276,934

1,290	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	B2	1,297,043

1,035	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	1,046,282

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
14,500	6.250%, 3/01/15	3/09 at 103.00	N/R	14,920,355
13,390	6.500%, 3/01/35	3/09 at 103.00	N/R	13,816,739

5,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005B, 6.750%, 3/01/15	3/09 at 103.00	N/R	5,218,150

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	2/08 at 102.00	CCC+	173,620
430	5.400%, 7/01/20 (Alternative Minimum Tax)	2/08 at 102.00	CCC+	370,148

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	2/08 at 100.00	CCC+	2,262,795

2,180	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/08 at 102.00	BB+	1,830,219

95	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB+	99,836

1,000	New York City Industrial Development Authority, New York, JetBlue, 5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B	802,740

10	New York City, New York, Industrial Development Agency Revenue Bonds, Harlem Auto Mall Empowerment Zone General Motors Project, Series 2004, 5.125%, 12/30/23 – MBIA Insured (Alternative Minimum Tax)	7/14 at 100.00	B–	8,497

3,500	New York Liberty Development Corporation, Revenue Bonds, National Sports Museum, 2006A, 6.125%, 2/15/19	2/16 at 100.00	N/R	3,490,445

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,925	6.750%, 10/01/19 (Alternative Minimum Tax)	4/08 at 101.00	N/R	1,938,013

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R		$92,121

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/08 at 102.00	N/R		1,004,450

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998C:
1,500	6.150%, 3/01/15	3/08 at 102.00	N/R		1,506,675
1,600	6.200%, 3/01/20	3/08 at 102.00	N/R		1,600,272
155,050	Total New York				96,649,234
	North Carolina – 1.5%

25,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Series 2007-1006, 5.000%, 1/15/45 (Pre-refunded 1/15/15) (UB)	1/15 at 100.00	AA–	(4)	27,759,500

6,845	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	1/15 at 100.00	AA–		6,481,325

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R		5,395,335

5,350	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R		5,267,396

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R		3,738,212
980	5.500%, 10/01/31	10/16 at 100.00	N/R		957,734
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R		1,628,172

11,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36 (UB)	11/16 at 100.00	AA–		10,079,080

	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Series 2005C:
750	5.250%, 10/01/24	10/15 at 100.00	N/R		711,998
1,600	5.500%, 10/01/32	10/15 at 100.00	N/R		1,509,312
62,480	Total North Carolina				63,528,064
	North Dakota – 0.3%

2,000	Burleigh County Industrial Development Authority, North Dakota, The Missouri Slope Lutheran Care Center, Series 2006, 5.375%, 11/01/28	11/15 at 100.00	N/R		1,771,380

2,410	Fort Yates Public School District 4 Building Authority, North Dakota, Lease Revenue Bonds, Series 2005, 5.000%, 7/15/24 – ACA Insured	7/15 at 100.00	N/R		2,234,986

	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006:
2,765	5.125%, 12/01/21	12/15 at 100.00	N/R		2,478,325
1,750	5.200%, 12/01/26	12/15 at 100.00	N/R		1,532,650
3,000	5.300%, 12/01/34	12/15 at 100.00	N/R		2,622,420

	Lincoln Municipal Industrial Development Act Revenue Bonds, North Dakota, Missouri Slope Lutheran Care Center, Series 2006:
640	5.250%, 11/01/26	11/15 at 100.00	N/R		565,005
2,840	5.350%, 11/01/41	11/15 at 100.00	N/R		2,363,902

355	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/08 at 100.00	N/R		355,053
15,760	Total North Dakota				13,923,721

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 5.2%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
$500	5.700%, 1/01/13	1/10 at 100.00	B	$500,330
1,270	5.800%, 1/01/18	1/10 at 100.00	B	1,225,423

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,078,554

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
17,850	5.875%, 6/01/30	6/17 at 100.00	BBB	17,760,393
17,395	5.750%, 6/01/34	6/17 at 100.00	BBB	16,765,649
39,285	5.875%, 6/01/47	6/17 at 100.00	BBB	37,940,274

1,875	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,839,131

12,415	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13	No Opt. Call	B–	11,589,899

7,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center Project, Series 2006, 5.250%, 8/15/46 (UB)	8/16 at 100.00	A	6,933,500

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	936,650
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	865,290

4,440	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	4,460,468

1,180	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1999, 5.650%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	1,058,224

1,500	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	B+	1,414,320

3,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	3,730,308

2,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,227,852

470	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	CCC+	437,885

7,965	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	CCC+	7,597,495

38,020	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Ba1	34,200,891

7,060	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	B–	6,696,057

7,355	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	B–	6,920,320

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	3,296,279
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	11,193,600

8,530	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,344,728

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	504,695

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/08 at 103.00	Baa3	60,466

2,500	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,502,300

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
$11,750	6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	$11,337,223
18,400	6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	17,490,672

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27	7/17 at 102.00	N/R	4,774,200
235,705	Total Ohio			225,683,076
	Oklahoma – 1.9%

	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
2,780	5.500%, 9/01/25	9/16 at 100.00	BBB	2,851,529
5,210	5.375%, 9/01/29	9/16 at 100.00	BBB	5,183,377
6,710	5.375%, 9/01/36	9/16 at 100.00	BBB	6,556,408

6,715	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	6,497,703

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB	1,802,820

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	2,046,405
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	3,362,150

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
610	5.000%, 5/15/18	5/14 at 100.00	BBB+	627,348
450	5.000%, 5/15/19	5/14 at 100.00	BBB+	460,071

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	6/08 at 100.00	B	805,491

16,760	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/08 at 100.00	B	16,261,558

25	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	24,849

260	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	258,658

27,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa1	28,811,970

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	1,951,315
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,515,840
80,600	Total Oklahoma			81,017,492
	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,872,470

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	7/08 at 100.00	N/R	402,230
130	5.000%, 10/01/21	7/08 at 100.00	N/R	105,921
735	5.350%, 10/01/31	4/08 at 100.00	N/R	588,228

4,205	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (6)	2/08 at 100.00	B	4,052,569

2,710	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/09 at 100.00	B2	2,415,911

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	2/08 at 100.00	B	499,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Oregon (continued)

$3,350	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R		$3,153,556
15,130	Total Oregon				14,090,745
	Pennsylvania – 2.6%

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3		2,374,450

5,185	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		6,213,082

3,625	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R		3,604,483

8,750	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB–		8,826,300

5,200	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R		4,950,400

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/08 at 102.00	BB+		24,560

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R		2,928,820
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R		4,829,061
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R		11,882,564

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R	(4)	1,787,730

110	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/08 at 102.00	BB+		111,936

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
4,475	5.875%, 7/01/31	7/16 at 100.00	N/R		4,351,177
2,455	5.900%, 7/01/40	7/16 at 100.00	N/R		2,364,386

8,000	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Series 2007, Drivers 1829, 9.802%, 5/01/37 (IF)	5/17 at 100.00	Aa2		1,975,440

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R		470,310

2,515	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	4/08 at 100.00	BB–		2,514,698

640	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R		659,130

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R		2,000,640

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R		740,618

	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A:
1,250	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		1,278,538
12,000	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		12,240,120

7,425	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		7,610,031

3,300	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2		3,375,339

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB		1,026,250

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
$580	5.250%, 6/01/09	6/08 at 100.00	BB+	$578,886
2,000	5.250%, 6/01/14	6/08 at 100.00	BB+	1,979,180
200	5.125%, 6/01/18	6/08 at 100.00	BB+	194,208

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
500	6.400%, 1/01/09 (Alternative Minimum Tax)	7/08 at 100.00	B+	500,170
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	7/08 at 100.00	B+	1,012,880
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	7/08 at 100.00	B+	1,500,675

4,900	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Colver Project, Series 2005G, 5.125%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	4,779,411

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	990,980

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	4,735,858

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,125	5.800%, 5/01/16	No Opt. Call	BB+	1,146,656
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,380,110
985	6.250%, 5/01/33	5/16 at 100.00	BB+	968,314

7,350	Saint Mary’s Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East Issue F, 2.883%, 11/15/34 (UB)	11/17 at 100.00	A	5,812,233

1,000	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	913,280
122,385	Total Pennsylvania			114,632,904
	Puerto Rico – 0.1%

3,635	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	3,502,432

280	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/08 at 100.00	CCC+	256,175

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	29,666
3,945	Total Puerto Rico			3,788,273
	Rhode Island – 0.4%

	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005:
1,180	6.750%, 1/15/13	No Opt. Call	N/R	1,217,158
10,500	7.250%, 7/15/35	7/15 at 103.00	N/R	11,221,875

2,160	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006A-1, Residuals 1591, 11.429%, 10/01/43 – FGIC Insured (Alternative Minimum Tax) (IF)	4/16 at 100.00	A3	1,356,998

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,597,170
15,340	Total Rhode Island			15,393,201
	South Carolina – 1.8%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39	11/17 at 100.00	N/R	5,164,160

14,103	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17	No Opt. Call	N/R	14,000,612

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$4,650	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	$3,980,121

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20	5/16 at 101.00	N/R	3,222,832

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R	904,410
3,215	5.300%, 10/01/35	11/16 at 100.00	N/R	2,775,510

500	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 5.950%, 9/01/31	9/12 at 100.00	BBB	498,400

850	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	879,028

	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds Project:
8,600	4.500%, 12/01/31 - RAAI Insured (UB)	12/16 at 100.00	AA	7,738,968
5,000	4.500%, 12/01/31 - RAAI Insured (UB)	12/16 at 100.00	Aa3	4,499,400

	South Carolina Jobs and Economic Development Authority, Revenue Bonds, Wesley Commons, Series 2006:
2,500	5.125%, 10/01/26	10/16 at 100.00	N/R	2,193,675
1,500	5.300%, 10/01/36	10/16 at 100.00	N/R	1,302,885

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	1,008,799
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	902,330

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+	73,489
765	6.250%, 8/01/31	8/13 at 100.00	BBB+	791,729

4,100	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	AA	3,807,752

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
2,325	6.000%, 5/15/22	5/11 at 101.00	BBB	2,362,014
9,170	6.375%, 5/15/28	5/11 at 101.00	BBB	9,333,685
9,905	6.375%, 5/15/30	No Opt. Call	BBB	10,045,651

555	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	7/08 at 100.00	B+	498,140
79,687	Total South Carolina			75,983,590
	South Dakota – 0.2%

10,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40 (UB)	5/17 at 100.00	AA–	9,743,000
	Tennessee – 1.8%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,550	6.375%, 4/15/22	4/12 at 101.00	Ba2	3,722,104
20,160	6.500%, 4/15/31	4/12 at 101.00	Ba2	20,880,115

13,955	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	3/08 at 100.00	B–	13,604,869

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	3/08 at 100.00	B1	3,520,642

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	6/08 at 100.00	B1	$497,040

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	1,466,565
23,000	5.500%, 11/01/46	11/17 at 100.00	N/R	22,009,390

12,685	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	11,745,929
78,900	Total Tennessee			77,446,654
	Texas – 6.6%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,572,675

775	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)	No Opt. Call	CCC+	767,111

32,750	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	25,077,003

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	3/08 at 100.00	Baa3	105,134

8,765	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001A, 9.750%, 1/01/26	1/11 at 100.00	N/R	8,852,475

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
5,000	5.750%, 1/01/24	1/17 at 100.00	BB	4,771,700
6,960	5.750%, 1/01/34	1/17 at 100.00	BB	6,508,157

11,520	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/08 at 102.00	B3	11,175,782

2,490	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	4/13 at 100.00	Caa1	2,473,143

2,055	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	Caa1	1,887,415

3,075	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	10/14 at 100.00	Caa1	2,861,780

1,040	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities, Series 1994, 5.400%, 5/01/29 (Alternative Minimum Tax)	11/15 at 100.00	Caa1	866,778

535	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	Caa1	554,635

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	Caa1	4,310,039

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Caa1	1,606,885

4,905	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Caa1	4,732,491

2,675	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	4/13 at 100.00	Caa1	2,656,890

295	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB–	288,395

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB–	511,440

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	5,705,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,930	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2005, 4.800%, 3/01/25	3/15 at 100.00	BBB	$1,788,145

4,730	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	5/08 at 100.00	CCC+	4,469,850

3,795	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	11/09 at 101.00	CCC+	3,359,448

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	2,649,168

8,250	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	6,614,355

2,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (WI/DD, Settling 2/14/08)	2/18 at 100.00	BB+	1,980,280

1,250	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2006A, 5.125%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB	1,201,988

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	386,550
895	7.000%, 2/15/24	2/13 at 100.00	N/R	923,792
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,118,277

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,070	7.000%, 9/01/25	9/14 at 100.00	N/R	3,182,454
15,660	7.125%, 9/01/34	9/14 at 100.00	N/R	16,210,136

3,410	Fort Worth Higher Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Wesleyan University, Series 1997A, 6.000%, 10/01/16	4/08 at 100.00	Ba2	3,411,705

615	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BBB–	656,802

2,130	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Baa3	2,320,273

540	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 6.100%, 8/01/24 (Alternative Minimum Tax)	8/12 at 100.00	BBB	551,362

	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C:
4,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,777,240
1,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	944,310

50	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)	4/08 at 102.00	BBB	48,046

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,354,285

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R	658,199

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	7,923,484

1,400	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A, 7.125%, 2/15/34 (Pre-refunded 2/15/14)	2/14 at 101.00	AAA	1,734,614

1,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	1,105,683

2,560	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	2,282,701

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
$11,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–		$11,639,378
1,100	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–		1,135,079
12,135	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–		12,226,741

2,360	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/08 at 100.00	B–		2,231,427

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B:
825	6.125%, 7/15/17 (Alternative Minimum Tax)	7/08 at 100.00	B–		802,519
2,970	6.125%, 7/15/27 (Alternative Minimum Tax)	7/08 at 100.00	B–		2,810,363

5,750	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–		5,534,203

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R		4,233,060

320	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R		332,576

4,110	Matagorda County, Texas, Navigation District 1, Central Power and Light Company, Series 2007, Residuals 1672, 5.185%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	Aaa		2,741,863

3,500	Matagorda County, Texas, Navigation District 1, Central Power and Light Company, Series 2007, Residuals 1673, 5.338%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	Aaa		2,805,040

2,610	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB–		2,553,389

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29	4/08 at 102.00	BBB–		1,535,010

1,000	Orchard Higher Education Finance Corporation, Texas, Charter School Revenue Bonds, NYOS Charter School, Series 2006A, 5.000%, 2/15/31 – ACA Insured	2/14 at 100.00	N/R		852,200

1,120	Orchard Higher Educational Finance Corporation, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2005A, 5.000%, 2/15/32 – ACA Insured	2/14 at 100.00	BBB		1,022,829

10	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999, 5.700%, 8/15/08 (ETM)	No Opt. Call	BB–	(4)	10,192

410	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	No Opt. Call	Caa1		392,145

275	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Caa1		265,328

115	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	10/11 at 100.00	Caa1		111,121

1,245	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	Caa1		1,130,049

1,260	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Caa1		1,184,677

5,755	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)	1/21 at 100.00	N/R		5,384,551

5,775	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R		5,575,820

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 4.794%, 12/15/26	7/08 at 100.00	N/R		8,747,900

7,500	Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply Revenue Bonds, Series 2007, 9.424%, 9/15/27 (IF)	4/08 at 100.00	Aa2		3,600,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	BB+	$7,108,745

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	3,924,188

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	3,946,488

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	Caa1	494,281

7,750	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	7,289,883

9,280	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	BBB+	8,812,566

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – MBIA Insured (UB)	8/16 at 100.00	AAA	13,926,000
308,680	Total Texas			284,297,714
	Utah – 0.5%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	709,920

2,800	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,912,252

4,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/09 at 100.00	N/R	4,597,491

5,000	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	2/08 at 100.00	BB–	5,015,650

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,495	5.550%, 11/15/21	11/16 at 100.00	N/R	1,475,744
945	5.550%, 11/15/26	11/16 at 100.00	N/R	901,152
4,095	5.700%, 11/15/36	11/16 at 100.00	N/R	3,831,118

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,679,528

5	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2	5,148

1,000	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series, 6.250%, 6/15/28	6/17 at 100.00	N/R	986,880

675	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 6.000%, 7/15/37	7/15 at 102.00	N/R	659,482
23,040	Total Utah			22,774,365
	Virgin Islands – 0.0%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	1,026,240

625	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	653,344
1,625	Total Virgin Islands			1,679,584
	Virginia – 3.1%

1,750	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/24	1/17 at 100.00	N/R	1,664,145

9,435	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (6)	2/08 at 102.00	B2	8,314,122

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$840	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	$822,200

650	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	619,535

709	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	720,720

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,546,576

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,289,241

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
4,750	5.375%, 12/01/28	12/15 at 100.00	N/R	4,323,023
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	11,056,200

240	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/08 at 100.00	B+	220,003

7,405	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (6)	12/08 at 101.00	B2	6,500,701

500	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning – Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	484,150

3,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/08 at 100.00	BB–	2,964,269

22,055	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	B–	20,361,838

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,930
40	6.350%, 7/01/12	7/10 at 102.00	N/R	41,839
110	6.550%, 7/01/14	7/10 at 102.00	N/R	115,269
45	6.625%, 7/01/15	7/10 at 102.00	N/R	47,158
560	6.875%, 7/01/20	7/10 at 102.00	N/R	580,703
715	7.000%, 7/01/25	7/10 at 102.00	N/R	735,921
855	7.000%, 7/01/30	7/10 at 102.00	N/R	874,075

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	3,188,280

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006B, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	4,044,108

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
7,400	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	5,356,786
650	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA	416,436
1,200	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	336,672

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,975	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	2,414,480
3,100	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	2,109,085
25	0.000%, 8/15/18 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 57.58	AAA	14,231
4,770	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	2,564,304
75	0.000%, 8/15/20 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 51.06	AAA	37,858
50	0.000%, 8/15/21 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 48.20	AAA	23,825

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia (continued)
$15,300	0.000%, 8/15/23 (Pre-refunded 8/15/08)	8/08 at 42.95	AAA		$6,496,227
1,750	0.000%, 8/15/29 (Pre-refunded 8/15/08)	8/08 at 30.08	AAA		520,380
24,000	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA		5,587,440
10,000	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA		2,070,500

	Pocahontas Parkway Association, Virginia, Subordinate Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
2,000	0.000%, 8/15/11 (Pre-refunded 8/15/08)	8/08 at 86.05	AAA		1,701,240
3,200	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 67.66	AAA		2,140,416
3,300	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 63.56	AAA		2,073,555
200	0.000%, 8/15/17 (Pre-refunded 8/15/08)	8/08 at 59.91	AAA		118,454
4,000	0.000%, 8/15/20 (Pre-refunded 8/15/08)	8/08 at 49.60	AAA		1,961,120
4,100	0.000%, 8/15/21 (Pre-refunded 8/15/08)	8/08 at 46.70	AAA		1,892,888
4,800	0.000%, 8/15/24 (Pre-refunded 8/15/08)	8/08 at 38.40	AAA		1,822,032
5,500	0.000%, 8/15/26 (Pre-refunded 8/15/08)	8/08 at 33.98	AAA		1,847,780
5,500	0.000%, 8/15/27 (Pre-refunded 8/15/08)	8/08 at 31.68	AAA		1,722,325
5,600	0.000%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 29.79	AAA		1,649,032
6,100	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 26.34	AAA		1,588,196
6,200	0.000%, 8/15/31 (Pre-refunded 8/15/08)	8/08 at 24.77	AAA		1,517,884

615	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(4)	717,490

7,580	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(4)	8,594,735

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		685,451

2,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.375%, 11/01/32	11/15 at 100.00	N/R		1,903,980

994	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		1,012,319

325	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax) (5)	No Opt. Call	N/R		10,563

1,000	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R		950,520
213,669	Total Virginia				135,398,210
	Washington – 0.7%

	Kitsap County, Washington, Consolidated Housing Authority, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,000	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R		1,968,280
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R		2,247,237

14,160	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/11 at 101.00	N/R		14,491,344

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005:
1,150	5.375%, 12/01/22	12/15 at 100.00	Baa2		1,167,526
1,500	5.500%, 12/01/30	12/15 at 100.00	Baa2		1,479,710

2,300	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R		2,136,345

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/17 at 100.00	N/R		7,070,446
31,130	Total Washington				30,560,888
	West Virginia – 0.0%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		340,888

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin – 3.2%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
$6,985	6.125%, 6/01/27	6/12 at 100.00	BBB		$7,170,941
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB		1,043,540
7,075	6.375%, 6/01/32	6/12 at 100.00	BBB		7,148,722

4,170	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R		3,824,974

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(4)	582,557

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22	8/15 at 102.00	N/R		295,731

1,245	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15	No Opt. Call	B2		1,168,744

295	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15	No Opt. Call	B2		274,365

	Onalaska Community Development Authority, Wisconsin, Senior Housing Revenue Bonds, Bethany Lutheran Homes Inc., Series 2007:
2,800	5.150%, 1/01/32	1/14 at 101.00	N/R		2,459,436
7,490	5.250%, 1/01/42	1/14 at 101.00	N/R		6,463,121

1,040	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+		1,029,205

90	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/09 at 101.00	BBB+		90,928

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R		2,602,850

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB		1,431,885

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		2,354,693

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32 (Pre-refunded 5/01/12)	5/12 at 100.00	N/R	(4)	2,942,550

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		5,636,348

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,135,329
875	6.125%, 4/01/24	4/14 at 100.00	N/R		883,619
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		992,250

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB		2,897,270

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–		2,592,566

	Wheaton Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System:
7,855	5.125%, 8/15/26 (UB)	8/16 at 100.00	A–		7,537,187
44,000	5.125%, 8/15/30 (UB)	8/16 at 100.00	A–		40,784,920
14,130	5.125%, 8/15/31 (UB)	8/16 at 100.00	A–		13,233,169
19,000	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–		17,629,150
141,695	Total Wisconsin				134,206,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming – 0.3%

$15,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	$14,341,800
$5,273,039	Total Investments (cost $5,031,860,173) – 110.5%			4,781,950,920
	Floating Rate Obligations – (10.8)%			(468,785,000)

	Other Assets Less Liabilities – 0.3%			15,852,537

	Net Assets – 100%			$4,329,018,457

Futures Contracts outstanding at January 31, 2008:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
U.S Treasury Bond	Short	(1,559)	3/08	$(186,008,188)	$(2,772,681)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(7)	Principal Amount for investment rounds to less than $1,000.

(8)	Portion of investment, with an aggregate market value of $80,196, has been pledged to collateralize the net payment obligations under future contracts.

(9)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $4,557,409,063.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$71,363,757
Depreciation	(315,721,908)
Net unrealized appreciation (depreciation) of investments	$(244,358,151)

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.0%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	Aaa		$1,725,922

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	3/08 at 101.00	AA		402,832

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aaa		2,129,880

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 102.00	Aaa		5,454,300
9,035	Total Alabama				9,712,934
	Alaska – 1.4%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA		3,120,736

590	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	Aaa		631,459

2,610	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AAA		2,735,906
6,415	Total Alaska				6,488,101
	Arizona – 0.5%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	2,395,239
	Arkansas – 0.7%

2,000	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured	11/15 at 100.00	AAA		2,109,520

1,185	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/30 – AMBAC Insured	12/13 at 100.00	Aaa		1,210,762
3,185	Total Arkansas				3,320,282
	California – 9.1%

5,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		6,174,079

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	Aa3		2,254,400

3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Residual Trust 2061, 11.082%, 11/15/46 (IF)	11/16 at 100.00	AA–		3,107,280

500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2		456,215

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–		484,625

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A		1,485,594
1,490	5.500%, 6/01/19	12/13 at 100.00	A		1,622,714

3,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	BBB+		2,871,810

1,000	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A+		1,028,320

3,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/32	3/16 at 100.00	A+		3,017,700

515	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A, 5.200%, 9/02/35	9/12 at 100.00	N/R		464,540

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	AAA		4,349,440

3,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 – MBIA Insured (5)	No Opt. Call	AAA		3,890,005

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AAA	$5,904,780

6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	4,381,539

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,610,109
47,835	Total California			43,103,150
	Colorado – 2.2%

1,150	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007, 5.000%, 12/01/26	12/17 at 100.00	N/R	1,000,684

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – XLCA Insured	9/15 at 100.00	AAA	1,250,332

1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	988,920

655	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	687,416

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa	2,101,008

3,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	3,026,250

1,750	Tallgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.250%, 12/01/37	12/16 at 100.00	N/R	1,478,313
10,635	Total Colorado			10,532,923
	Connecticut – 1.3%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	8.130%, 7/15/16 (Pre-refunded 7/15/10) – FGIC Insured (IF)	7/10 at 101.00	AAA	3,058,820
2,600	8.112%, 7/15/17 (Pre-refunded 7/15/10) – FGIC Insured (IF)	7/10 at 101.00	AAA	3,369,886
4,960	Total Connecticut			6,428,706
	District of Columbia – 1.0%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	AAA	4,763,175
	Florida – 3.8%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	Aa1	1,333,740

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,488,337

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	3,567,494

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,653,264

2,640	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	2,137,978

2,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	1,992,240

2,000	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	1,830,280

1,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	806,020

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	AAA	$3,417,390
18,505	Total Florida			18,226,743
	Georgia – 0.4%

2,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,883,380
	Idaho – 0.5%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
2,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	1,819,120
750	5.250%, 9/01/37	9/16 at 100.00	BBB–	664,515
2,750	Total Idaho			2,483,635
	Illinois – 7.3%

995	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	976,692

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Aaa	1,597,311
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Aaa	1,800,746

2,870	Chicago, Illinois, Multifamily Housing Revenue Bonds, Claras Village, Series 2007A, 5.000%, 11/20/48 (Alternative Minimum Tax)	5/17 at 100.00	Aaa	2,715,135

5,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	4,924,650

1,480	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	1,488,673

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 – FGIC Insured	No Opt. Call	Aaa	3,712,192

500	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	515,355

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	AA	1,303,218

3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	3,932,580

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	Aaa	5,448,936

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AAA	1,813,448

4,075	Will County School District 88A, Richland, Illinois, General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 – FSA Insured	1/15 at 100.00	Aaa	4,373,616
31,010	Total Illinois			34,602,552
	Indiana – 3.4%

1,425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	N/R	1,289,269

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	3,101,741

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,340,778

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.000%, 8/01/24	8/16 at 100.00	Baa2	921,250
3,000	5.250%, 8/01/36	8/16 at 100.00	Baa2	2,648,220

3,500	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB–	3,299,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$530	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	$536,630

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA	1,223,666

1,805	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2005, 5.250%, 7/15/24 – FSA Insured	1/16 at 100.00	AAA	1,944,021
16,325	Total Indiana			16,304,885
	Kansas – 1.2%

2,295	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	2,324,124

3,340	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,519,224
5,635	Total Kansas			5,843,348
	Kentucky – 0.9%

2,105	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	2,196,189

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB–	1,955,640
4,105	Total Kentucky			4,151,829
	Louisiana – 6.4%

335	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	347,362

5,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	AAA	5,709,814

3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB+	3,092,430

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AAA	2,696,650

3,550	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	AAA	4,030,990

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	4,002,440

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	A3	3,023,160

3,210	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation, Series 2007B, 5.500%, 5/15/47	5/17 at 100.00	A3	3,234,781

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,633,435
29,975	Total Louisiana			30,771,062
	Maryland – 1.6%

2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	6/08 at 101.00	A–	2,024,000

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,382,050
7,000	Total Maryland			7,406,050

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 2.4%

$3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	$3,032,820

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AAA	5,543,700

2,480	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/18	No Opt. Call	AA	2,890,589
10,480	Total Massachusetts			11,467,109
	Michigan – 2.8%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Aaa	2,954,903

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	Aaa	1,000,980

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
2,000	5.250%, 8/15/23	8/08 at 101.00	Ba3	1,890,260
10	5.250%, 8/15/28	8/08 at 101.00	BB–	9,121

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/08 at 100.00	BB–	3,002,310

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – XLCA Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	2,036,820

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	2,537,925
13,265	Total Michigan			13,432,319
	Minnesota – 1.5%

1,100	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/31	4/12 at 101.00	BBB	1,016,851

55	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	55,936

5,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3	5,025,700

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,189,966
7,235	Total Minnesota			7,288,453
	Mississippi – 0.3%

1,310	Mississippi Development Bank, Special Obligation Bonds, Capital Projects and Equipment Program, Series 2003A, 5.625%, 7/01/31 – AMBAC Insured	No Opt. Call	AAA	1,338,833
	Missouri – 1.2%

2,060	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/29 – XLCA Insured	No Opt. Call	AAA	2,205,745

1,615	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	1,711,416

2,000	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26 (WI/DD, Settling 2/07/08)	3/08 at 100.00	N/R	2,000,000
5,675	Total Missouri			5,917,161
	New Hampshire – 2.6%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	AAA	5,904,084

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire (continued)

$4,165	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	$4,462,839

1,965	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	2,114,812
11,630	Total New Hampshire			12,481,735
	New Jersey – 4.3%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aaa	1,575,968

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	8,103,619

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured	No Opt. Call	AAA	3,403,920

1,500	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/19 – AMBAC Insured	No Opt. Call	AAA	1,705,545

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA	2,269,740

1,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,320,192

2,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB	2,262,536
18,715	Total New Jersey			20,641,520
	New York – 8.3%

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,144,090

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,146,640

6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2000C, 5.875%, 11/01/17 (Pre-refunded 5/01/10) (UB)	5/10 at 101.00	AAA	6,529,320

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319:
660	12.870%, 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA	834,550
40	12.870%, 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA	50,579

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,566,300

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	AA	3,825,500

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	2/08 at 100.00	AA	15,063

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	3,738,385

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,440,966

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	5,825,549

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	4/08 at 101.00	N/R	5,033,800
35,840	Total New York			39,150,742
	North Carolina – 0.4%

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Aaa	2,039,922

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 1.4%

$2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA	$2,565,443

2,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/17 at 100.00	BBB	2,414,425

2,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37	6/22 at 100.00	BBB	1,597,508
7,135	Total Ohio			6,577,376
	Oklahoma – 1.0%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – XLCA Insured	11/14 at 100.00	AAA	1,845,737

3,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	2,984,520
4,730	Total Oklahoma			4,830,257
	Oregon – 0.4%

2,250	Oregon State, General Obligation Bonds, Series 2006-87B, 4.700%, 12/01/41 (Alternative Minimum Tax)	6/16 at 100.00	AA	2,137,433
	Pennsylvania – 2.1%

1,100	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) – MBIA Insured	11/10 at 102.00	AAA	1,239,898

5,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.625%, 1/01/13 – FSA Insured	1/10 at 100.00	AAA	5,289,550

325	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%, 8/01/22	2/08 at 100.00	AAA	327,668

2,530	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.500%, 7/01/40	7/17 at 100.00	N/R	2,556,413

550	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	566,847
9,505	Total Pennsylvania			9,980,376
	Puerto Rico – 2.9%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA	1,017,000

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 – XLCA Insured	No Opt. Call	AAA	4,442,440

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA	3,149,130

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	AAA	5,412,850
13,000	Total Puerto Rico			14,021,420
	South Carolina – 3.3%

3,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment Project, Series 2007, 7.500%, 6/01/09	6/08 at 100.00	N/R	3,000,090

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	236,570

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,553,375
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,291,113

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	1,009,510

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	3/08 at 100.00	A	501,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina (continued)

$70	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	5/08 at 100.00	Aa2		$71,026

4,950	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	2/13 at 100.00	Aaa		5,321,696
15,470	Total South Carolina				15,984,560
	South Dakota – 1.2%

5,660	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2		5,795,840
	Tennessee – 4.1%

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Ba2		2,553,049

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		8,455,257

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09)	7/09 at 102.00	N/R	(4)	5,749,920

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R		1,955,420
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R		956,930
18,950	Total Tennessee				19,670,576
	Texas – 6.2%

3,115	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/23 – FGIC Insured	1/15 at 100.00	Aaa		3,194,464

1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (WI/DD, Settling 2/14/08)	2/18 at 100.00	BB+		1,485,210

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	Aaa		1,247,560

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(4)	3,615,268
3,000	6.375%, 10/01/29 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(4)	3,337,170

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA		5,519,273

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2		3,273,449

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(4)	4,497,400

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3		3,204,854
27,475	Total Texas				29,374,648
	Utah – 0.4%

	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R		493,440
950	6.500%, 6/15/38	6/17 at 100.00	N/R		941,821
1,450	Total Utah				1,435,261
	Virginia – 0.7%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3		3,118,470

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 2.4%

$175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	AAA	$191,741

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	5,225,950

1,000	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.625%, 12/01/25	12/17 at 100.00	Baa2	1,022,650

4,950	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	5,103,054
11,125	Total Washington			11,543,395
	West Virginia – 0.2%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R	483,990
	Wisconsin – 6.1%

2,360	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	2,422,823

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–	3,643,395

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	Aaa	2,876,472

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+	1,979,240

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	3,016,110

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Trust 2113:
780	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	759,704
11,100	5.125%, 8/15/33 (UB)	8/13 at 100.00	A–	10,142,292

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, Trust 2191, 13.383%, 8/15/34 (IF)	8/16 at 100.00	A–	1,422,880

2,935	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Driver Series 2053, 10.768%, 3/01/36 (Alternative Minimum Tax) (IF)	9/14 at 100.00	AA	3,045,444
30,435	Total Wisconsin			29,308,360
	Wyoming – 0.7%

2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	2,390,300

1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA+	1,051,090
3,500	Total Wyoming			3,441,390
$465,970	Total Long-Term Investments (cost $467,065,879) – 100.6%			479,879,140

Principal Amount (000)	Description (1)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.3%

$1,500	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke Energy Carolinas Project, Variable Rate Demand Obligations, Series 2007A, 6.500%, 11/01/40 – AMBAC Insured (Alternative Minimum Tax) (6)	AAA	$1,497,750

	Total Short-Term Investments (cost $1,499,250)		1,497,750

	Total Investments (cost $468,565,129) – 100.9%		481,376,890

	Floating Rate Obligations – (3.5)%		(16,910,000)

	Other Assets Less Liabilities – 2.6%		12,727,512

	Net Assets – 100%		$477,194,402

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $451,420,561.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$17,462,089
Depreciation	(4,416,024)
Net unrealized appreciation (depreciation) of investments	$13,046,065

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 4.6%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	AAA	$10,557,700

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	Aaa	5,373,900

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	AAA	9,880,470

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AAA	4,086,760

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	AAA	7,703,983
40,255	Total Alabama			37,602,813
	Arizona – 1.3%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	1,042,560

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,092,958

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	Aaa	4,751,760
11,970	Total Arizona			10,887,278
	Arkansas – 0.3%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aaa	2,082,920
	California – 17.4%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	AAA	1,355,760

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AAA	5,169,750

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	1,038,610

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	981,930

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A2	1,010,850

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	4,226,424

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	AAA	4,990,650

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AAA	2,352,060

5,000	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+	5,021,950

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AAA	4,524,255

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	AAA	1,395,803

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	Aaa	5,959,800

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – XLCA Insured	3/16 at 100.00	AAA	1,534,501

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA	$961,270

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	6,262,320

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	AA	5,154,947

5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	Aaa	5,687,597

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	AAA	8,558,720

2,355	Oakland, California, Sewerage Revenue Bonds, Series 2004A, 5.000%, 6/15/25 – FSA Insured	6/14 at 100.00	AAA	2,498,443

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	2/08 at 100.00	AAA	15,687,787

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	Aaa	11,340,600

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aaa	2,064,182

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	Aaa	2,636,075

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	10,259,000

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AAA	1,513,755

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	7,060,893

5,515	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, ROLS 11093Z-1, 5.664%, 1/15/31 – MBIA Insured (IF)	No Opt. Call	AAA	2,974,019

8,390	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/24 – MBIA Insured	No Opt. Call	AAA	3,630,269

8,300	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)	8/17 at 100.00	AAA	7,428,666

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	Aaa	3,609,045

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AAA	5,113,150

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	AAA	2,040,440
148,610	Total California			144,043,521
	Colorado – 4.3%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	Aaa	5,274,357
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	Aaa	5,202,650

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – XLCA Insured	9/15 at 100.00	AAA	2,175,481

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded 5/15/09) – FSA Insured	5/09 at 101.00	AAA	10,558,700

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – MBIA Insured	No Opt. Call	AAA	3,939,750

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	AAA	$2,308,613

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,110,812

2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aaa	2,938,843

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aaa	1,694,204
46,450	Total Colorado			35,203,410
	Connecticut – 0.4%

2,750	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AAA	2,893,330
	Florida – 3.0%

1,160	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	1,225,424

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	4,013,513

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	6,178,117

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	3,585,470
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	Aaa	6,460,236

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
920	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	944,785
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,549,464
24,345	Total Florida			24,957,009
	Georgia – 3.2%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AAA	2,072,640

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured	7/14 at 100.00	Aaa	5,223,809

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	AAA	1,340,288
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	AAA	2,637,732
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AAA	2,502,318

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 – FSA Insured	3/08 at 100.00	AAA	3,027,278
6,180	6.250%, 9/01/25 – FSA Insured	3/08 at 100.00	AAA	6,194,338

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – XLCA Insured	7/13 at 100.00	Aaa	2,309,018

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – XLCA Insured	7/15 at 100.00	Aaa	996,050
25,585	Total Georgia			26,303,471
	Hawaii – 1.3%

10,000	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/23 – FSA Insured (UB)	2/12 at 100.00	AAA	10,874,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho – 0.3%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
$1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	$1,065,580
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,129,369
2,065	Total Idaho			2,194,949
	Illinois – 4.4%

9,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA	9,256,680

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	AAA	2,983,215

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	3,141,390

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	6/08 at 100.00	AAA	310,980

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	Aaa	2,042,347

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AAA	7,020,455

4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006, 5.000%, 1/01/26 – FSA Insured	7/16 at 100.00	AAA	4,214,600

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AAA	2,859,942

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	4,352,118
38,360	Total Illinois			36,181,727
	Indiana – 5.5%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	Aaa	3,506,225
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	Aaa	9,458,014

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AAA	4,415,920

4,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – MBIA Insured	1/17 at 100.00	AAA	4,041,400

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA	6,712,668
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA	13,144,031

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	Aaa	3,311,940

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – MBIA Insured	4/12 at 100.00	AAA	1,113,369
41,800	Total Indiana			45,703,567
	Kansas – 0.9%

3,885	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AAA	4,012,273

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA	3,230,663
6,950	Total Kansas			7,242,936

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 2.3%

$3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	AAA	$3,211,800

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+	2,716,576

2,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	3,067,420

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	10,009,500
18,645	Total Louisiana			19,005,296
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	4/08 at 100.00	AAA	180,360
	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – XLCA Insured	9/16 at 100.00	AAA	1,050,305
1,750	5.250%, 9/01/28 – XLCA Insured	9/16 at 100.00	AAA	1,751,715
2,800	Total Maryland			2,802,020
	Massachusetts – 2.2%

9,095	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	9,249,069

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa	9,017,520
17,095	Total Massachusetts			18,266,589
	Michigan – 7.4%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	AAA	6,573,490

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AAA	8,893,561

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – XLCA Insured	4/13 at 100.00	AAA	3,199,738

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	4/08 at 101.00	AAA	7,429,968

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
12,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	12,855,960
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	14,747,529

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	2,010,500

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	Aaa	5,782,300
64,110	Total Michigan			61,493,046
	Minnesota – 1.7%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	Aaa	2,254,340

1,670	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,687,385

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aaa	10,239,633
13,495	Total Minnesota			14,181,358

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 1.0%

$7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	AAA	$8,089,359
	Missouri – 1.0%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA	8,080,548
	Nevada – 1.3%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	AAA	3,815,893

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aaa	2,047,420

4,070	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AAA	2,782,415

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	AAA	2,226,336
11,795	Total Nevada			10,872,064
	New Jersey – 2.9%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,858,159
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,851,041

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,442,615

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	6,948,955
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,242,920

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,231,810
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,498,087
22,515	Total New Jersey			24,073,587
	New York – 3.4%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	Aaa	1,977,271

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,755,093

60	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006, 6.915%, 2/15/47 – MBIA Insured (IF)	2/17 at 100.00	AAA	51,886

3,870	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	3,695,540

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,708,422

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	Aaa	5,230,900

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	Aaa	136,149

2,535	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AAA	2,677,670

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,782,360
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,583,508
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,041,920

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/27 – XLCA Insured	6/15 at 101.00	AAA	$2,085,740
26,915	Total New York			27,726,459
	North Dakota – 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	AAA	5,057,700
	Ohio – 3.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
145	5.125%, 6/01/24	6/17 at 100.00	BBB	140,315
1,420	5.875%, 6/01/30	6/17 at 100.00	BBB	1,412,872
1,370	5.750%, 6/01/34	6/17 at 100.00	BBB	1,320,433
3,145	5.875%, 6/01/47	6/17 at 100.00	BBB	3,037,347

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA	1,092,530

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	AAA	2,562,125

8,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	Aaa	8,000,710

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	2,380,717

2,900	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured	12/13 at 100.00	Aaa	3,252,176

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa	2,818,590
26,220	Total Ohio			26,017,815
	Oklahoma – 0.9%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	AA–	991,650

2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 (Pre-refunded 8/15/09) – MBIA Insured	8/09 at 101.00	Aaa	3,076,174

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	Aaa	2,077,500

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	Aaa	1,041,500
6,890	Total Oklahoma			7,186,824
	Oregon – 0.3%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	2,820,150
	Pennsylvania – 1.7%

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	AAA	1,096,841

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA	5,240,554

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	AAA	2,622,480

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aaa	5,420,428
13,660	Total Pennsylvania			14,380,303

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico – 1.8%

$1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	Aaa	$1,316,975

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	940,136
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,884,203
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,402,990
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,945,474
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,577,960
13,330	Total Puerto Rico			15,067,738
	Rhode Island – 0.2%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	7/08 at 100.00	AAA	1,066,000
	South Carolina – 1.5%

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,212,397

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA	10,582,047
12,455	Total South Carolina			12,794,444
	Tennessee – 3.8%

3,335	Blount County Public Building Authority, Tennessee, Public Improvement Revenue Bonds, Series 2007B-12A, Municipal Trust Certificates Series 7051, 2.721%, 6/01/35 – XLCA Insured (IF)	6/19 at 100.00	Aaa	2,224,011

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	740,642
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	772,939
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+	1,567,264

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 – MBIA Insured	7/10 at 102.00	Aaa	1,231,495
5,155	5.950%, 7/01/31 – MBIA Insured	7/10 at 102.00	Aaa	5,362,592

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,083,860

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA	17,219,835
30,755	Total Tennessee			31,202,638
	Texas – 8.8%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	Aaa	8,305,360
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	Aaa	3,916,834

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AAA	299,038

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – MBIA Insured	2/17 at 100.00	AAA	5,128,300

205	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	AAA	214,690

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
$5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	AAA	$5,255,100
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	AAA	6,831,630
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	AAA	7,024,400
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	AAA	2,609,750

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AAA	5,188,807

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AAA	1,258,818

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	AAA	13,546,999

	Williamson County, Texas, General Obligation Bonds, Series 2001:
5,935	5.500%, 2/15/21 (Pre-refunded 2/15/11) – FSA Insured (UB)	2/11 at 100.00	AAA	6,433,837
6,275	5.500%, 2/15/22 (Pre-refunded 2/15/11) – FSA Insured (UB)	2/11 at 100.00	AAA	6,802,414
76,545	Total Texas			72,815,977
	Utah – 0.9%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	5/08 at 100.00	AAA	5,008,800

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007, 0.000%, 6/15/29 – MBIA Insured	6/17 at 55.29	AAA	2,242,289
11,830	Total Utah			7,251,089
	Vermont – 0.0%

365	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – FSA Insured	11/09 at 100.00	AAA	371,293
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AAA	6,339,478
	Washington – 7.4%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AAA	3,119,880

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	5,133,240

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	3,142,344
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	1,195,950

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – MBIA Insured (UB)	7/12 at 100.00	AAA	10,988,200

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	Aaa	6,189,420

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	7,849,647

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	497,347

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	9,171,542

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	Aaa	1,897,812

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	Aaa	1,069,340

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa	8,551,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 (Pre-refunded 10/01/12) – MBIA Insured	10/12 at 100.00	AAA	$2,265,517
57,520	Total Washington			61,071,869
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aaa	2,581,260

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	AAA	1,658,564

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AAA	5,555,300
8,650	Total Wisconsin			9,795,124

$866,215	Total Investments (cost $820,623,608) – 103.4%			854,180,859

	Floating Rate Obligations – (6.0)%			(49,695,000)

	Other Assets Less Liabilities – 2.6%			21,633,790

	Net Assets – 100%			$826,119,649

The Fund primarily invests in bonds that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $770,499,298.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$41,781,447
Depreciation	(7,850,073)
Net unrealized appreciation (depreciation) of investments	$33,931,374

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	National – 0.1%

$3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.150%, 10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)	No Opt. Call	A3		$3,538,395
	Alabama – 3.0%

7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		7,908,869

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa1		3,079,770
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa1		2,274,016

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		791,648
820	5.000%, 11/15/15	No Opt. Call	A3		864,534
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		3,058,146

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,100	5.000%, 1/01/09	No Opt. Call	A+		4,199,589
6,120	5.000%, 1/01/10	No Opt. Call	A+		6,395,706
4,000	5.250%, 1/01/11	No Opt. Call	A+		4,280,080
10,000	5.250%, 1/01/12	No Opt. Call	A+		10,827,300
7,000	5.250%, 1/01/13	No Opt. Call	A+		7,652,890
10,000	5.250%, 1/01/14	No Opt. Call	A+		11,031,600

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		10,204,752

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
430	5.000%, 12/01/08	No Opt. Call	BBB		435,569
790	5.000%, 12/01/09	No Opt. Call	BBB		810,761
500	5.000%, 12/01/10	No Opt. Call	BBB		516,695
1,645	5.000%, 12/01/14	No Opt. Call	BBB		1,720,884
71,090	Total Alabama				76,052,809
	Arizona – 1.5%

4,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09 (ETM)	No Opt. Call	A	(4)	4,126,760

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A–		2,742,109
1,000	5.000%, 4/01/17	4/14 at 100.00	A–		1,044,940

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		6,795,540

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,903,601

4,000	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation Bonds, Series 2007B, 5.000%, 7/01/15 – FSA Insured	No Opt. Call	Aaa		4,487,360

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14	No Opt. Call	Baa1		2,867,684

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA		12,027,180
34,245	Total Arizona				36,995,174
	Arkansas – 1.6%

500	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B, 5.000%, 9/01/09	No Opt. Call	BBB		511,635

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

$1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – FSA Insured	12/15 at 100.00	AAA	$1,563,204

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – FSA Insured	11/16 at 100.00	AAA	7,524,140
6,740	4.500%, 11/01/19 – FSA Insured	11/16 at 100.00	AAA	7,117,912

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured (5)	No Opt. Call	Aaa	9,067,783
3,400	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	Aaa	3,532,566
2,280	3.950%, 9/01/15 – FGIC Insured	No Opt. Call	Aaa	2,347,009

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA	1,321,882
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA	1,051,600

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	Aaa	599,691
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	Aaa	1,171,076
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	Aaa	1,221,605
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	Aaa	1,276,710

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	BBB	1,329,220
1,000	5.000%, 2/01/17	2/15 at 100.00	BBB	1,033,070
1,165	5.000%, 2/01/18	2/15 at 100.00	BBB	1,199,997
39,660	Total Arkansas			41,869,100
	California – 7.6%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,180,640
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,425,800

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	7/08 at 100.00	AAA	3,851,959

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/08 at 100.00	BB–	969,250

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A	8,939,348
3,940	5.500%, 6/01/17	12/13 at 100.00	A	4,335,734

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
2,070	5.250%, 7/01/11	No Opt. Call	BBB+	2,168,967
750	5.250%, 7/01/13	No Opt. Call	BBB+	795,788
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB+	1,203,264

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AAA	10,094,200

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA+	16,591,950
20,000	5.250%, 7/01/13	No Opt. Call	AA+	22,409,000
7,500	5.250%, 7/01/14	No Opt. Call	AA+	8,485,125

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	AAA	11,890,041

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	19,993,320

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	1,172,920

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
$7,500	5.000%, 6/01/17	No Opt. Call	BBB		$7,608,450
11,425	4.500%, 6/01/27	6/17 at 100.00	BBB		10,475,925

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA		5,739,500

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA		5,661,250

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/08 at 101.00	AAA		6,073,560

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(4)	4,291,360

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		107,363

9,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		9,782,460

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 (Pre-refunded 9/01/11) – FSA Insured	9/11 at 101.00	AAA		9,643,601

740	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/08 at 100.00	Baa3		736,441
178,915	Total California				193,627,216
	Colorado – 2.3%

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	4/08 at 101.00	AA+		2,024,220

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		17,129,069

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB–		6,598,167

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,056,060
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,064,080

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	Aaa		10,550,700

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	AAA		3,140,910

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	Aaa		10,405,793

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	Aaa		6,469,675
56,245	Total Colorado				58,438,674
	District of Columbia – 2.1%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		335,345
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,510,083
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB		3,689,035
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,922,356
9,845	6.250%, 5/15/24	5/11 at 101.00	BBB		10,019,355
2,920	6.500%, 5/15/33	No Opt. Call	BBB		3,009,936

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	District of Columbia (continued)

$10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	4/09 at 160.00	AAA		$11,778,063

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	AAA		12,521,465
49,005	Total District of Columbia				52,785,638
	Florida – 5.8%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA		5,201,400

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AAA		13,569,966
33,060	5.000%, 3/01/17 – MBIA Insured	No Opt. Call	AAA		36,308,806

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,524,650

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA		8,401,247

200	Halifax Hospital Medical Center, Florida, Health Care Facilities Revenue Bonds, Halifax Management System, Series 1998A, 4.600%, 4/01/08 – ACA Insured	No Opt. Call	N/R		200,018

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	Aaa		7,904,105

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	AAA		5,670,600

45	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	4/08 at 101.00	BBB+		45,512

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,786,500

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA		5,099,600

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	A2	(4)	6,635,213

55	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	3/08 at 102.00	AAA		55,545

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,536,656

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	AAA		8,505,949

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – MBIA Insured	9/16 at 100.00	Aaa		10,485,194

245	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	7/08 at 102.00	N/R		252,088

20,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–		20,158,200

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA		6,472,644
138,330	Total Florida				148,813,893
	Georgia – 0.4%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	AAA		10,326,000

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB		1,028,780
11,000	Total Georgia				11,354,780

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
$450	5.250%, 9/01/16	No Opt. Call	BBB–		$456,971
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,288,729
1,750	Total Idaho				1,745,700
	Illinois – 6.6%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		19,471,025

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	AAA		10,192,819

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	7/08 at 100.00	AA		7,015,258

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA		10,301,900

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 – FGIC Insured	5/08 at 101.00	Aaa		22,598,776

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AAA		21,808,200

6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA		7,019,480

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		1,020,730

1,850	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa1		1,858,492

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A–		511,590
900	5.500%, 9/01/10	9/08 at 101.00	A–		919,593

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2		9,647,184

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
595	5.125%, 5/15/10	No Opt. Call	Baa2		612,683
905	5.250%, 5/15/11	No Opt. Call	Baa2		943,879
600	5.250%, 5/15/12	No Opt. Call	Baa2		631,062

1,480	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,542,204

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	11/08 at 101.00	AAA		1,031,380

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	A	(4)	3,297,600

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AAA		7,987,610

10,400	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	AA		11,726,104

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		24,811,250

2,391	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		2,379,021
156,501	Total Illinois				167,327,840
	Indiana – 0.8%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB+		2,922,780

9,515	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	3/08 at 100.00	AAA		9,664,956

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Indiana (continued)

$1,920	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/08 at 100.00	N/R	(4)	$2,340,710

5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB		5,850,879
20,250	Total Indiana				20,779,325
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BBB–		1,333,808
2,235	5.250%, 7/01/14	No Opt. Call	BBB–		2,300,463
4,460	5.250%, 7/01/15	No Opt. Call	BBB–		4,565,657
2,000	5.250%, 7/01/16	No Opt. Call	BBB–		2,034,600
820	5.000%, 7/01/19	7/16 at 100.00	BBB–		803,559

265	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	2/08 at 100.00	Aaa		268,821

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		54,569

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,719,703
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		98,898
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,313,150
14,880	Total Iowa				15,493,228
	Kansas – 0.1%

1,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		1,827,811
	Kentucky – 0.9%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	530,085

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	AAA		23,025,347
21,170	Total Kentucky				23,555,432
	Louisiana – 3.0%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA		12,259,659
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	AAA		9,547,470
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	AAA		12,672,162

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		12,230,318

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		2,001,220

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,000	5.000%, 5/15/16	No Opt. Call	A3		2,104,460
5,155	5.000%, 5/15/20	5/17 at 100.00	A3		5,322,898

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/08 at 102.00	AAA		5,220,335

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,469,312

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		12,623,142
72,645	Total Louisiana				76,450,976

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Maryland – 0.4%

$1,080	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/08 at 101.00	Aa2		$1,092,139

7,820	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2007A, 5.000%, 7/15/16	No Opt. Call	AA+		8,869,679
8,900	Total Maryland				9,961,818
	Massachusetts – 5.9%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		9,003,898

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,675	5.000%, 10/01/17	No Opt. Call	BBB–		2,612,726
515	5.000%, 10/01/18	10/17 at 100.00	BBB–		493,988

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	7/08 at 101.00	BB+		806,728

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,518,105
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,857,029

8,350	Massachusetts State, General Obligation Bonds, Series 2007B, 5.000%, 11/01/16	No Opt. Call	AA		9,370,203

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,480,600

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(4)	13,733,625

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(4)	7,799,827

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		11,227,000

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA		8,076,320

29,740	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – FSA Insured (5)	No Opt. Call	AAA		34,915,652

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
22,325	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa		24,630,280
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		13,356,120
134,410	Total Massachusetts				150,882,101
	Michigan – 6.2%

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA		10,172,355

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	AAA		8,350,352

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	1/12 at 100.00	AAA		11,801,111

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		7,779,675

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		6,899,483

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB		1,157,900

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Aquinas College, Series 1998C, 5.125%, 5/01/16 – RAAI Insured	5/08 at 100.00	AA		3,377,448

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
$2,000	5.000%, 7/15/18	7/17 at 100.00	A		$2,102,240
3,530	5.000%, 7/15/19	7/17 at 100.00	A		3,679,813

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	AAA		1,373,888

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA		9,568,623

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	A+		14,357,939
3,850	4.750%, 10/15/21	10/09 at 100.00	A+		3,893,582

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I:
5,930	5.250%, 10/15/12 – FSA Insured	No Opt. Call	AAA		6,601,513
3,500	5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA		3,903,375

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	2/08 at 100.00	BB–		19,814,807
41,900	5.500%, 8/15/23	2/08 at 100.00	BB–		38,549,257

175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB–		175,744

40	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08 (ETM)	No Opt. Call	BBB–	(4)	40,364

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	Baa3		1,072,991
1,260	5.500%, 6/01/17	6/16 at 100.00	Baa3		1,273,318
1,330	5.500%, 6/01/18	6/16 at 100.00	Baa3		1,327,819

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A		1,561,316
157,365	Total Michigan				158,834,913
	Minnesota – 0.7%

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1		1,094,058
3,130	5.250%, 12/01/11	No Opt. Call	Baa1		3,294,325

805	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	2/08 at 100.00	AAA		816,922

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1		1,028,340

950	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Facility Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	Baa1		967,993

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R		440,183

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R		225,646
375	5.000%, 2/01/13	No Opt. Call	N/R		375,165
400	5.000%, 2/01/14	No Opt. Call	N/R		398,364
300	5.000%, 2/01/15	No Opt. Call	N/R		296,517

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	Baa3		2,706,526

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	$2,962,441

4,135	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	4,257,768
18,200	Total Minnesota			18,864,248
	Mississippi – 0.8%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/08 at 100.00	BBB	8,703,300

10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A	10,541,443
18,800	Total Mississippi			19,244,743
	Missouri – 2.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,262,069
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	3,030,909

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,311,969
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,478,712
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,522,211

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,423,761

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
270	5.375%, 11/15/09	11/08 at 102.00	N/R	266,590
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,550,173

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	Aaa	14,392,692

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,710,326
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,790,151

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,842,302
49,375	Total Missouri			52,581,865
	Montana – 0.3%

6,665	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/08 at 100.00	BB+	6,690,260
	Nevada – 0.3%

3,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	AAA	1,933,710

1,920	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/08 at 103.00	N/R	1,948,435

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	3,179,280
7,920	Total Nevada			7,061,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
$405	5.000%, 7/01/14	No Opt. Call	BBB+		$424,323
430	5.000%, 7/01/15	No Opt. Call	BBB+		448,787
445	5.000%, 7/01/16	No Opt. Call	BBB+		462,800

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3		434,895
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3		1,011,430

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa		10,211,800
12,695	Total New Hampshire				12,994,035
	New Jersey – 5.5%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,166,770

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		1,057,810

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB		7,987,756
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		2,281,327

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11	No Opt. Call	Baa1		1,699,774
3,145	5.500%, 7/01/12	No Opt. Call	Baa1		3,357,099

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		404,304

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	AAA		34,917,559
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	Aaa		8,911,214
5,000	5.500%, 12/15/19 – MBIA Insured	No Opt. Call	AAA		5,819,450

6,315	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		7,054,676

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		109,677
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		109,677
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,748,806
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,700,877
1,680	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,848,269

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
24,955	4.500%, 6/01/23	6/17 at 100.00	BBB		23,210,396
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB		22,135,250
136,140	Total New Jersey				140,520,691
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	8,412,440

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York – 11.1%

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
$2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		$2,275,152
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,126,994

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	17,652,020

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA		18,004,140

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	AAA		8,987,692

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	Aaa		8,121,530

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–		14,000,000

17,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		18,303,390

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – MBIA Insured	11/16 at 100.00	AAA		10,745,300

16,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	AAA		17,922,683

2,245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		2,237,547

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA		11,379,879

8,180	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	AAA		8,373,621

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA		6,315,829

4,170	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/16	9/15 at 100.00	AA		4,572,280

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA		5,483,500

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA		23,238,144

2,325	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB		2,326,465

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1		16,088,847

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–		2,083,380
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–		42,462,000

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–		15,923,250
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–		10,753,400

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		1,091,210

11,525	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/14	No Opt. Call	Aa2		13,123,979
260,420	Total New York				282,592,232

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	North Carolina – 2.2%

$2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	Baa1		$2,585,625

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	Baa1		21,530,000
11,000	5.125%, 1/01/23	1/13 at 100.00	Baa1		11,255,970

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–		2,099,920

500	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006B, 4.200%, 7/01/10	7/08 at 100.00	N/R		501,400

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A–		7,574,560
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	AAA		10,725,500

405	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	6/08 at 100.00	N/R	(4)	412,318
53,405	Total North Carolina				56,685,293
	Ohio – 2.9%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	A–		4,162,145

1,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		1,404,854

38,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB		37,062,527

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Trust 2456, Series 2008, 12.492%, 6/01/26 (IF)	12/17 at 100.00	Aa2		5,646,762

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AA		1,059,940

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,090,347

11,890	Ohio State, General Obligation Bonds, Series 2007, 5.000%, 6/15/15	No Opt. Call	AA+		13,392,420

6,140	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II, 5.375%, 12/01/12	No Opt. Call	AA		6,870,476

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		773,588
805	5.000%, 11/15/16	No Opt. Call	A–		841,933
70,890	Total Ohio				73,304,992
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB		2,583,722

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	Aaa		9,095,753

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		126,796
700	5.250%, 5/15/13	No Opt. Call	BBB+		743,869
790	5.250%, 5/15/14	No Opt. Call	BBB+		839,636
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,107,645
13,530	Total Oklahoma				14,497,421
	Oregon – 0.3%

	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007:
3,000	5.000%, 6/15/19 – FGIC Insured	No Opt. Call	Aaa		3,331,530
4,520	5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aaa		4,999,436
7,520	Total Oregon				8,330,966

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania – 2.2%

$4,560	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		$4,693,745

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	BBB+		1,201,888

495	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 4.950%, 4/01/08 (ETM)	No Opt. Call	BBB–	(4)	497,287

15,675	Pennsylvania State, General Obligation Bonds, Series 2007A, 5.000%, 11/01/18	11/17 at 100.00	AA		17,618,857

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AAA		10,433,600

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		11,516,237

11,000	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 4.371%, 12/01/24	12/17 at 100.00	A		9,636,330
53,470	Total Pennsylvania				55,597,944
	Puerto Rico – 2.5%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AAA		4,731,048
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AAA		5,554,350

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – MBIA Insured	7/17 at 100.00	AAA		3,094,230

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	Aaa		10,845,100

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – MBIA Insured	No Opt. Call	AAA		5,507,050

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	AAA		11,074,000

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	Aaa		11,507,619

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		11,727,650
58,825	Total Puerto Rico				64,041,047
	Rhode Island – 0.3%

7,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		7,975,055
	South Carolina – 0.8%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,534,800

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+		1,521,525
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+		2,019,680

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	Aaa		7,669,418

5,700	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB		5,790,744
19,950	Total South Carolina				21,536,167

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
$450	5.000%, 4/01/09	No Opt. Call	BBB+	$458,276
760	5.000%, 4/01/17	4/13 at 100.00	BBB+	779,942
800	5.000%, 4/01/18	4/13 at 100.00	BBB+	819,136
840	5.000%, 4/01/19	4/13 at 100.00	BBB+	855,826
820	5.000%, 4/01/20	4/13 at 100.00	BBB+	831,677

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–	1,056,650

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–	4,132,800

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–	280,739
295	4.500%, 9/01/12	No Opt. Call	A–	303,378
300	4.550%, 9/01/14	No Opt. Call	A–	307,449
9,540	Total South Dakota			9,825,873
	Tennessee – 2.3%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	738,902
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	764,160

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,044,900

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
14,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AAA	16,249,213
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	10,917,100

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	526,605

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB	2,072,420

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,394,247

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,425,858

11,885	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	AA–	12,387,617
54,245	Total Tennessee			57,521,022
	Texas – 6.4%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – MBIA Insured	5/13 at 100.00	AAA	9,499,688

8,210	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2007, 5.000%, 11/15/19 – FSA Insured	11/17 at 100.00	AAA	9,092,165

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA	6,302,580

15,845	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	17,644,358

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,931,210

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
$3,290	5.000%, 12/01/09	No Opt. Call	A	$3,405,216
1,475	5.250%, 12/01/10	No Opt. Call	A	1,553,765
1,000	5.250%, 12/01/11	No Opt. Call	A	1,067,030
1,150	5.250%, 12/01/12	No Opt. Call	A	1,240,954
1,000	5.250%, 12/01/13	No Opt. Call	A	1,087,710

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	2/08 at 100.00	AAA	7,683,130

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	6,840,420
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	6,139,277

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA	11,002,400

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA	11,062,500

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,655,722

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA	6,659,294

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA	4,952,413

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	Aaa	3,728,583

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	9,036,446
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	9,820,346

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA	5,522,350

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–	5,268,550

500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3	512,190

2,560	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa3	2,663,757

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	BBB+	5,049,700
11,300	5.250%, 7/01/28	7/17 at 100.00	BBB+	11,328,589
151,230	Total Texas			162,750,343
	Virgin Islands – 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R	1,015,160
	Virginia – 0.6%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3	2,557,799

5,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Goverment Center Properties, Series 2003, 5.000%, 5/15/14	No Opt. Call	AA+	5,563,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Virginia (continued)

$555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3		$579,997

7,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,617,825
15,060	Total Virginia				16,319,521
	Washington – 2.6%

2,255	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	7/08 at 100.00	AA		2,258,067

4,930	Clark County Public Utilities District 1, Washington, Electric Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	Aaa		5,344,613

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(4)	2,804,145

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	AAA		5,497,050

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,603,265

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,192,907

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	Aaa		9,879,712

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa		8,330,745

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB		5,092,800
320	5.500%, 6/01/12	No Opt. Call	BBB		336,240
6,280	6.500%, 6/01/26	6/13 at 100.00	BBB		6,474,178

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AAA		14,432,640
61,430	Total Washington				67,246,362
	Wisconsin – 3.5%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB		3,012,000
1,265	5.000%, 6/01/09	No Opt. Call	BBB		1,284,898
150	5.500%, 6/01/10	No Opt. Call	BBB		155,379
100	5.750%, 6/01/12	No Opt. Call	BBB		106,178
4,100	6.000%, 6/01/17	6/12 at 100.00	BBB		4,181,221

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	AAA		4,962,955

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	4/08 at 101.00	BBB		757,980

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,979,860

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,257,096
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,445,356

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aaa		8,092,386

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
$2,455	5.250%, 8/15/19	8/16 at 100.00	A–		$2,504,861
11,955	5.250%, 8/15/20	8/16 at 100.00	A–		12,131,336

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–		10,066,281

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA		10,129,000

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,634,795

2,570	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	2,826,682

17,620	Wisconsin, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AAA		19,482,775
85,812	Total Wisconsin				90,011,039
$2,353,303	Total Long-Term Investments (cost $2,423,859,252) – 98.2%				2,505,954,967

Principal Amount (000)	Description (1)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

$4,000	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Variable Rate Demand Obligations, Series 2004B, 3.750%, 6/01/34 – AMBAC Insured (6)	A-1+	$4,000,000
	Total Short-Term Investments (cost $4,000,000)		4,000,000

	Total Investments (cost $2,427,859,252) – 98.4%		2,509,954,967

	Other Assets Less Liabilities – 1.6%		39,887,813

	Net Assets – 100%		$2,549,842,780

Forward Swaps outstanding at January 31, 2008:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Citigroup	$23,000,000	Receive	3-Month USD-LIBOR	4.803%	Semi-Annually	2/18/09	2/18/27	$196,297
Goldman Sachs	84,000,000	Receive	3-Month USD-LIBOR	4.868	Semi-Annually	11/12/08	11/12/13	(3,973,911)
JPMorgan	50,000,000	Receive	3-Month USD-LIBOR	5.751	Semi-Annually	6/04/08	6/04/13	(4,865,745)
								$(8,643,359)

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investments, with an aggregate market value of $9,411,698, has been pledged to collateralize the net payment obligations under forward swap contracts.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $2,423,079,747.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$100,683,762
Depreciation	(13,808,542)
Net unrealized appreciation (depreciation) of investments	$86,875,220

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 2.1%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A–	$4,020,514

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa1	3,754,255

1,775	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	1,797,915

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3	1,059,380
1,000	5.000%, 11/15/14	No Opt. Call	A3	1,056,750

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	6/09 at 100.00	BBB	1,523,850

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB	1,014,020

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	BBB	963,027
745	5.000%, 12/01/12	No Opt. Call	BBB	779,978
570	5.000%, 12/01/13	No Opt. Call	BBB	597,702
15,960	Total Alabama			16,567,391
	Alaska – 0.6%

4,980	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3	4,727,614
	Arizona – 1.8%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A–	1,053,864
695	5.250%, 5/15/11	No Opt. Call	A–	737,770
1,000	5.250%, 5/15/12	No Opt. Call	A–	1,071,470

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13	No Opt. Call	Baa1	3,228,918
3,000	5.000%, 4/01/15	No Opt. Call	Baa1	3,129,120

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/10) (Alternative Minimum Tax)	No Opt. Call	A2	2,000,780

2,900	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	2,988,421
13,700	Total Arizona			14,210,343
	Arkansas – 0.9%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa3	1,707,480
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa3	3,618,261

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	BBB	1,674,946
6,640	Total Arkansas			7,000,687
	California – 7.5%

5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2007F, 5.000%, 4/01/17	No Opt. Call	AA	5,658,950

9,900	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AAA	10,971,576

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A2	1,078,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB+		$1,061,050

4,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	No Opt. Call	N/R		4,753,468

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A+		10,528,729

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		11,107,400

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R		1,574,185
1,000	5.000%, 8/15/13	No Opt. Call	N/R		1,049,880

2,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/15	No Opt. Call	BBB		2,560,700

2,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		2,845,003

305	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		379,060

145	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA		169,054

1,585	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	A3	(4)	1,648,020

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3		1,487,606
1,500	5.000%, 9/01/15	No Opt. Call	Baa3		1,567,770
53,800	Total California				58,440,931
	Colorado – 2.3%

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
260	5.000%, 6/01/08	No Opt. Call	A–		261,693
275	5.000%, 6/01/09	No Opt. Call	A–		281,501
250	5.000%, 6/01/11	No Opt. Call	A–		261,490

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
690	5.400%, 9/01/08 (ETM)	No Opt. Call	A3	(4)	703,138
830	5.500%, 9/01/09 (ETM)	No Opt. Call	A3	(4)	872,936

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB+		687,126
500	5.000%, 1/15/11	No Opt. Call	BBB+		517,820

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	AAA		2,646,711

1,600	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,575,744
10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/25 (Pre-refunded 6/15/16) – FSA Insured	6/16 at 100.00	AAA		9,840,700
17,535	Total Colorado				17,648,859
	Connecticut – 2.0%

1,000	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		961,300

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA		11,203,700

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB+		3,031,620
14,000	Total Connecticut				15,196,620

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Delaware – 0.9%

$2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa2		$2,104,440

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	Baa2		2,268,827

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	BBB+		591,623
1,215	5.250%, 6/01/10	No Opt. Call	BBB+		1,250,223

505	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		521,140
6,455	Total Delaware				6,736,253
	Florida – 4.3%

5,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AAA		5,480,600

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		9,241,120

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		266,650

750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A1	(4)	846,908

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	A+	(4)	579,530

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,758,240

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		2,792,475

1,110	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	4/08 at 100.00	BBB+		1,122,621

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		4,011,389

4,390	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		5,197,716

1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		1,789,866
30,010	Total Florida				33,087,115
	Georgia – 1.2%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	Aaa		3,328,890

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
4,960	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	Aaa		5,370,242
350	6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		414,204

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	N/R		246,107

235	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – MBIA Insured (ETM)	No Opt. Call	AAA		254,799
8,755	Total Georgia				9,614,242
	Illinois – 6.4%

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	Aaa		945,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08 (ETM)	No Opt. Call	Aaa	$4,326,685

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	AAA	5,246,850

3,995	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA	4,672,872

1,835	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AAA	1,926,530

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – XLCA Insured	No Opt. Call	AAA	1,210,012
1,030	5.000%, 11/15/12 – XLCA Insured	No Opt. Call	AAA	1,102,821

2,000	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13	No Opt. Call	N/R	1,979,240

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A	1,837,515
2,540	5.250%, 11/15/10	No Opt. Call	A	2,638,146

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	1,025,200

2,460	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2	2,563,394

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	Aaa	3,326,040

3,500	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – MBIA Insured	No Opt. Call	AAA	3,841,915

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
1,905	3.939%, 12/15/13	No Opt. Call	AAA	1,809,750
1,000	4.039%, 12/15/16	No Opt. Call	AAA	950,000

1,199	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	1,192,993

7,500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AAA	9,377,775
46,564	Total Illinois			49,973,219
	Indiana – 0.3%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
680	5.300%, 8/15/08	No Opt. Call	N/R	680,061
775	5.350%, 8/15/09	8/08 at 101.00	N/R	775,085

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+	1,052,750
2,455	Total Indiana			2,507,896
	Iowa – 0.1%

175	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA	199,483

1,385	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 1996, 9.150%, 7/01/09 (ETM)	No Opt. Call	AAA	1,457,477
1,560	Total Iowa			1,656,960
	Kansas – 0.7%

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2	1,065,560
650	5.250%, 11/15/14	No Opt. Call	A2	707,109

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA	4,039,013
5,315	Total Kansas			5,811,682

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Kentucky – 1.6%

$8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(4)	$9,011,445

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,519,688

675	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3		681,311
11,480	Total Kentucky				12,212,444
	Louisiana – 0.5%

185	Jefferson Parish Hospital Service District No. 1, Hospital Revenue Bonds (Series 1979) Parish of Jefferson, State of Louisiana (West Jefferson General Hospital Project), 7.250%, 1/01/09 (ETM)	No Opt. Call	Aaa		192,041

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15	No Opt. Call	N/R		2,706,318

585	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.000%, 1/01/14 – MBIA Insured	No Opt. Call	AAA		637,878
3,470	Total Louisiana				3,536,237
	Maryland – 2.2%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	A3		527,360
1,755	5.000%, 8/15/10	No Opt. Call	A3		1,813,003

470	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		547,169

12,250	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA		13,927,515
14,990	Total Maryland				16,815,047
	Massachusetts – 5.1%

1,770	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,734,972

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	Aaa		5,268,800
5,000	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	Aaa		5,478,550

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	AA		1,311,453
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	AA		569,198
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	AA		1,702,984

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA		725,039

2,500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB		2,510,850

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa		5,420,750

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	Aaa		9,527,618

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		5,565,050

20	The Commonwealth of Massachusetts, General Obligation Bonds, Series 1992B Refunding, 6.500%, 8/01/08 (ETM)	No Opt. Call	Aa2	(4)	20,382
36,985	Total Massachusetts				39,835,646

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan – 2.0%

$3,365	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds (Butterworth Hospital), Series 1993A, 7.250%, 1/15/13 – MBIA Insured	No Opt. Call	AAA		$3,737,034

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	2,206,800

3,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		3,958,734

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09 (ETM)	No Opt. Call	A1	(4)	2,061,060
3,000	5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,386,550
13,880	Total Michigan				15,350,178
	Minnesota – 1.1%

6,317	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA		6,936,392

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		1,370,463
7,567	Total Minnesota				8,306,855
	Mississippi – 1.8%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2		5,203,100

5,485	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	No Opt. Call	N/R		5,828,251

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB		2,799,278
13,145	Total Mississippi				13,830,629
	Missouri – 0.2%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,000	5.000%, 4/01/12	No Opt. Call	N/R		1,059,030
500	5.000%, 4/01/13	No Opt. Call	N/R		532,710

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
150	5.000%, 11/01/08	No Opt. Call	N/R		150,752
215	5.000%, 11/01/09	No Opt. Call	N/R		217,118
300	5.000%, 11/01/11	No Opt. Call	N/R		303,915
2,165	Total Missouri				2,263,525
	Montana – 0.4%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	A		3,061,590
	Nebraska – 0.6%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,725	5.000%, 11/15/08	No Opt. Call	A1		1,754,670
2,540	5.000%, 11/15/09	No Opt. Call	A1		2,632,456
4,265	Total Nebraska				4,387,126
	Nevada – 2.2%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
610	5.500%, 9/01/08	No Opt. Call	BBB		617,338
685	5.500%, 9/01/09	No Opt. Call	BBB		705,845
535	5.750%, 9/01/10	No Opt. Call	BBB		561,162
970	6.000%, 9/01/13	9/12 at 101.00	BBB		1,056,650

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
$5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AAA	$3,418,200
1,000	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA	568,600

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 – AMBAC Insured	No Opt. Call	AAA	2,088,800

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – FSA Insured	No Opt. Call	AAA	7,716,015
17,860	Total Nevada			16,732,610
	New Jersey – 6.7%

1,930	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,991,239

5,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/12 – FGIC Insured	No Opt. Call	Aaa	5,412,700

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–	2,208,280
2,325	5.000%, 9/01/14	No Opt. Call	AA–	2,583,982

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA	4,213,521

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,285	5.750%, 6/01/09 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,362,302
2,035	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,115,525
2,250	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA	2,342,363

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – MBIA Insured (ETM)	No Opt. Call	AAA	494,251

30	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Garden State Parkway, Series 1992, 6.200%, 1/01/10 (ETM)	No Opt. Call	AAA	31,426

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA	5,676,250

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA	5,726,850

100	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa	108,021

585	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA	670,129

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
350	6.500%, 1/01/16	No Opt. Call	A	409,430
25	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	29,245

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	88,787
180	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	213,088
875	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	1,035,843
85	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	100,625
380	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	449,852

755	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	7/08 at 100.00	AAA	830,115

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	Aaa	2,878,286

7,360	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	8,097,178

290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	332,871

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New Jersey (continued)

$2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/15	No Opt. Call	BBB		$2,048,560
47,660	Total New Jersey				52,450,719
	New Mexico – 2.7%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	AAA		2,627,305
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	AAA		2,790,026
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	AAA		2,943,638

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,845,012
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,733,701

1,250	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,542,800

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	AAA		2,158,798

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	AAA		2,101,020
19,290	Total New Mexico				20,742,300
	New York – 8.8%

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999:
1,225	5.300%, 7/01/09 – RAAI Insured	No Opt. Call	AA		1,261,517
1,385	6.250%, 7/01/10 – RAAI Insured	7/09 at 101.00	AA		1,451,909

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	Aaa		1,721,081
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	Aaa		1,977,744

2,755	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		3,052,209

1,990	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(4)	2,162,434

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,057,220
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,125,519

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		6,196,619

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,119,820

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,818,605

4,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		3,986,720

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA		3,099,024
2,000	5.000%, 8/01/10	No Opt. Call	AA		2,128,460

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,549,200

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – FSA Insured	No Opt. Call	AAA		5,162,219

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	New York (continued)

$565	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	A1	(4)	$614,460

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA		5,572,150

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa2		1,519,020

580	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R		578,074

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		12,949,019

1,425	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		1,511,569

520	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R		518,274
63,125	Total New York				68,132,866
	North Carolina – 2.1%

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	Baa1		4,282,760

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	Baa1		7,272,720

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A–		4,765,275
15,500	Total North Carolina				16,320,755
	North Dakota – 0.9%

6,925	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa2		7,376,441
	Ohio – 3.7%

690	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1		699,488

2,415	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA		2,661,789

2,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/14	No Opt. Call	BBB		2,059,460

3,465	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB		3,353,046

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	AA–		3,218,730
2,000	5.500%, 1/01/12	No Opt. Call	AA–		2,173,000

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A		1,216,232
845	5.500%, 8/15/12	No Opt. Call	A		913,614

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA		252,602

515	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–		534,616

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+		10,046,670

720	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998, 5.100%, 1/01/09	7/08 at 102.00	BBB–		728,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	$964,870
26,940	Total Ohio			28,823,067
	Oklahoma – 0.4%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AAA	2,112,768

1,120	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R	1,078,974
3,055	Total Oklahoma			3,191,742
	Oregon – 1.0%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09) (Alternative Minimum Tax)	No Opt. Call	N/R	7,547,625
	Pennsylvania – 6.9%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3	362,603
755	4.200%, 2/15/12	No Opt. Call	Baa3	758,194
785	4.300%, 2/15/13	No Opt. Call	Baa3	787,284
1,480	4.375%, 2/15/14	No Opt. Call	Baa3	1,478,032

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa1	1,789,395
1,800	5.000%, 5/01/13	No Opt. Call	Baa1	1,890,900
1,890	5.000%, 5/01/14	No Opt. Call	Baa1	1,982,308

25	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	29,957

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	Aaa	2,082,600

2,200	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,264,526

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	1,141,744

7,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.000%, 1/01/09	4/08 at 102.00	BB+	7,068,460

245	Delaware River Port Authority, Pennsylvania and New Jersey, Series 1972 Revenue Bonds, 6.500%, 1/15/11 (ETM)	7/08 at 100.00	AAA	263,473

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/08 at 100.00	B+	4,051,520

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	AAA	2,510,602

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AAA	11,533,600

3,255	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	AAA	3,979,400

165	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	165,158

1,810	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa	2,088,686

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Pennsylvania (continued)

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
$4,225	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	AAA		$4,501,822
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		2,956,003
49,975	Total Pennsylvania				53,686,267
	South Carolina – 3.5%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A–		1,708,184
1,400	5.000%, 8/15/09	No Opt. Call	A–		1,439,550
1,980	5.000%, 8/15/10	No Opt. Call	A–		2,059,596

3,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment Project, Series 2007, 7.500%, 6/01/09	6/08 at 100.00	N/R		3,000,090

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,553,095

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA–		7,603,383

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+		1,456,798

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,083,220
25,720	Total South Carolina				26,903,916
	South Dakota – 0.6%

4,165	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		4,759,346
	Tennessee – 2.5%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10	No Opt. Call	A+		1,559,535

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		546,819
695	5.000%, 7/01/14	No Opt. Call	BBB+		721,410

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R		7,394,247

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08 (ETM)	No Opt. Call	N/R	(4)	1,677,900
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(4)	1,841,790
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(4)	1,473,093

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,000	5.000%, 9/01/11	No Opt. Call	AA–		1,050,250
1,600	5.000%, 9/01/13	No Opt. Call	AA–		1,690,112

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	AA–		1,454,859
18,800	Total Tennessee				19,410,015
	Texas – 8.7%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – XLCA Insured	No Opt. Call	Aaa		2,352,896

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA		3,151,290

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa1		3,972,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Texas (continued)

$955	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured (ETM)	10/08 at 100.00	AAA		$1,178,709

6,700	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		7,460,852

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	Aaa		3,194,021

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–		216,258
605	4.125%, 8/15/10	No Opt. Call	BBB–		609,054

2,800	Lubbock Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Carillon Project, Series 1999A, 6.500%, 7/01/19 (Pre-refunded 7/01/09)	7/09 at 102.00	AAA		2,983,792

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA–		4,238,556

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,522,350

8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15 (WI/DD, Settling 2/07/08)	No Opt. Call	AA+		9,453,302

9,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 3.674%, 12/15/09	4/08 at 100.00	A+		8,587,170

6,065	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		6,820,699

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,459,450

2,310	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3		2,464,631
63,555	Total Texas				67,665,950
	Virgin Islands – 0.1%

500	University of the Virgin Islands, Revenue Bonds, Series 1999A, 5.400%, 12/01/09 – ACA Insured	No Opt. Call	N/R		517,920
	Virginia – 1.1%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		401,568
400	4.000%, 9/01/13	No Opt. Call	BBB		398,644
400	4.000%, 9/01/14	No Opt. Call	BBB		394,028
400	4.125%, 9/01/15	No Opt. Call	BBB		392,960

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/08 at 101.00	AA		1,772,908

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/08 at 100.00	A–		5,037,200
8,350	Total Virginia				8,397,308
	Washington – 1.6%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – XLCA Insured	No Opt. Call	AAA		6,458,220

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	Aa3	(4)	2,146,520

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 – FSA Insured (ETM)	No Opt. Call	AAA		3,690,750
11,500	Total Washington				12,295,490

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Wisconsin – 1.3%

$400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(4)	$412,120

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–		1,073,530
1,100	5.625%, 10/01/11	No Opt. Call	AA–		1,201,706

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+		617,328
1,250	6.500%, 2/15/12	No Opt. Call	BBB+		1,374,500

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
300	5.000%, 2/15/12	No Opt. Call	BBB+		312,045
400	5.000%, 2/15/13	No Opt. Call	BBB+		417,237
350	5.000%, 2/15/14	No Opt. Call	BBB+		364,697
500	5.000%, 2/15/15	No Opt. Call	BBB+		519,360

4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, 5.000%, 8/15/14	No Opt. Call	A–		4,127,000
9,900	Total Wisconsin				10,419,523
$738,996	Total Investments (cost $767,020,138) – 101.4%				788,152,949

	Other Assets Less Liabilities – (1.4)%				(11,042,503)

	Net Assets – 100%				$777,110,446

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the fund.

At January 31, 2008, the cost of investments was $766,741,766.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$23,343,714
Depreciation	(1,932,531)
Net unrealized appreciation (depreciation) of investments	$21,411,183

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 31, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2008